Investment Portfolioas of March 31, 2026 (Unaudited)
DWS Small Cap Index VIP
	Shares	Value ($)

Common Stocks 98.1%
Communication Services 2.5%
Diversified Telecommunication Services 0.5%
Anterix, Inc.*	1,581	60,378
ATN International, Inc.	1,381	37,591
Bandwidth, Inc. "A"*	3,782	67,395
Cogent Communications Holdings, Inc.	6,818	128,451
Globalstar, Inc.*	7,007	465,405
IDT Corp. "B"	2,273	111,604
Liberty Latin America Ltd. "A"*	4,165	35,986
Liberty Latin America Ltd. "C"*	19,291	170,147
Lumen Technologies, Inc.*	133,552	928,186
Shenandoah Telecommunications Co.	7,129	109,929
Uniti Group, Inc.	23,386	219,361
		2,334,433
Entertainment 0.5%
AMC Entertainment Holdings, Inc. "A"* (a)	71,694	70,260
Atlanta Braves Holdings, Inc. "A"*	928	43,755
Atlanta Braves Holdings, Inc. "C"*	6,479	276,653
Cinemark Holdings, Inc.	14,867	424,007
CuriosityStream, Inc. (a)	6,133	18,154
Gaia, Inc.*	2,601	7,205
IMAX Corp.*	6,127	232,887
Lionsgate Studios Corp.*	28,746	275,674
Madison Square Garden Entertainment Corp.*	5,547	326,774
Marcus Corp.	3,136	53,845
Meridian Holdings, Inc.*	302	2,181
Playstudios, Inc.*	13,461	6,316
Playtika Holding Corp.	7,345	20,419
Reservoir Media, Inc.*	2,965	29,027
Sphere Entertainment Co.*	3,801	446,237
Starz Entertainment Corp.*	1,741	20,022
Vivid Seats, Inc. "A"* (a)	956	5,650
		2,259,066
Interactive Media & Services 0.4%
Angi, Inc.*	4,801	32,887
Arena Group Holdings, Inc.*	2,001	4,342
Bumble, Inc. "A"*	9,780	31,883
Cargurus, Inc.*	11,039	375,878
Cars.com, Inc.* (a)	7,552	61,322
EverQuote, Inc. "A"*	3,987	61,480
fuboTV, Inc. "A"* (a)	3,990	37,745
Getty Images Holdings, Inc.* (a)	10,304	8,175
Grindr, Inc.*	4,378	52,930
MediaAlpha, Inc. "A"*	4,711	43,812
Nextdoor Holdings, Inc.*	32,311	45,235
QuinStreet, Inc.*	7,571	90,928
Rumble, Inc.* (a)	15,268	77,867
Shutterstock, Inc.	3,408	56,607

Teads Holding Co.* (a)	6,035	3,975
Travelzoo*	977	5,784
TripAdvisor, Inc.*	15,884	169,323
Webtoon Entertainment, Inc.*	2,723	25,024
Yelp, Inc.*	8,225	203,487
Ziff Davis, Inc.*	5,478	229,857
ZipRecruiter, Inc. "A"*	8,797	16,187
		1,634,728
Media 0.9%
Advantage Solutions, Inc.*	567	11,986
AMC Networks, Inc. "A"*	4,391	29,815
Boston Omaha Corp. "A"*	2,940	34,339
Cable One, Inc.*	742	67,678
EchoStar Corp. "A"*	18,995	2,223,745
Emerald Holding, Inc.	1,932	8,713
Entravision Communications Corp. "A"	8,510	25,275
Gambling.com Group Ltd.*	2,441	9,471
Gray Media, Inc.	12,219	53,030
Ibotta, Inc. "A"*	1,537	46,064
iHeartMedia, Inc. "A"*	16,886	49,307
John Wiley & Sons, Inc. "A"	5,617	214,008
Magnite, Inc.*	19,876	236,127
National CineMedia, Inc.	9,809	29,917
Newsmax, Inc.* (a)	6,445	33,643
Nexxen International Ltd.* (a)	4,269	27,834
Optimum Communications, Inc. "A"*	37,159	48,307
PubMatic, Inc. "A"*	5,556	45,448
Scholastic Corp.	2,910	113,665
Sinclair, Inc.	5,364	69,410
Stagwell, Inc.*	15,563	97,891
TechTarget, Inc.*	4,134	16,040
The E.W. Scripps Co. "A"*	9,031	33,595
Thryv Holdings, Inc.*	4,897	13,418
USA TODAY Co., Inc.*	19,704	138,913
		3,677,639
Wireless Telecommunication Services 0.2%
Gogo, Inc.*	10,845	43,597
Spok Holdings, Inc.	2,787	30,378
Telephone & Data Systems, Inc.	13,924	586,201
		660,176
Consumer Discretionary 8.2%
Automobile Components 1.0%
Adient PLC*	10,979	221,886
Cooper-Standard Holdings, Inc.*	2,419	67,418
Dana, Inc.	15,853	533,453
Dauch Corp.*	31,685	187,892
Dorman Products, Inc.*	3,864	403,247
Fox Factory Holding Corp.*	5,850	96,291
Garrett Motion, Inc.	24,888	452,215
Gentherm, Inc.*	4,194	116,509
Goodyear Tire & Rubber Co.*	38,669	256,375
Holley, Inc.*	11,293	34,669
LCI Industries	3,315	407,679
Motorcar Parts of America, Inc.*	2,021	22,352
Patrick Industries, Inc.	4,551	505,480
Phinia, Inc.	5,335	365,127

Solid Power, Inc.*	24,618	73,854
Standard Motor Products, Inc.	2,951	102,518
Strattec Security Corp.*	592	46,377
Visteon Corp.	3,853	351,047
XPEL, Inc.*	3,545	156,902
		4,401,291
Automobiles 0.0%
Faraday Future Intelligent Electric, Inc.* (a)	21,117	5,803
Livewire Group, Inc.*	1,213	2,014
Winnebago Industries, Inc.	3,788	117,390
		125,207
Broadline Retail 0.1%
Groupon, Inc.* (a)	3,616	43,030
Kohl's Corp.	15,154	195,487
Savers Value Village, Inc.*	5,333	39,677
		278,194
Distributors 0.1%
GigaCloud Technology, Inc. "A"*	3,357	152,341
Gold.com, Inc.	2,624	105,170
Weyco Group, Inc.	828	26,537
		284,048
Diversified Consumer Services 1.2%
American Public Education, Inc.*	2,432	138,332
Carriage Services, Inc.	1,978	90,315
Coursera, Inc.*	19,893	115,777
Covista, Inc.*	4,775	550,319
Driven Brands Holdings, Inc.* (a)	8,276	104,360
European Wax Center, Inc. "A"*	4,243	24,525
Frontdoor, Inc.*	10,171	537,639
Graham Holdings Co. "B"	450	475,767
Kindercare Learning Companies, Inc.*	4,846	10,661
Laureate Education, Inc.*	17,817	620,744
Lincoln Educational Services Corp.*	4,157	169,107
Matthews International Corp. "A"	4,159	107,385
McGraw Hill, Inc.* (a)	4,044	55,403
Mister Car Wash, Inc.*	13,885	96,778
Nerdy, Inc.*	8,820	7,199
OneSpaWorld Holdings Ltd.	14,016	321,667
Perdoceo Education Corp.	9,013	335,374
Phoenix Education Partners, Inc. (a)	687	21,613
Strategic Education, Inc.	3,208	266,136
Stride, Inc.*	5,858	516,500
Udemy, Inc.*	13,401	61,913
Universal Technical Institute, Inc.*	6,619	238,946
		4,866,460
Hotels, Restaurants & Leisure 1.5%
Accel Entertainment, Inc.*	6,999	76,359
Bally's Corp.* (a)	1,463	14,103
Biglari Holdings, Inc. "B"*	91	29,993
BJ's Restaurants, Inc.*	2,653	93,120
Black Rock Coffee Bar, Inc. "A"*	2,418	31,241
Bloomin' Brands, Inc.	12,021	64,913
Brightstar Lottery PLC	14,633	186,424
Brinker International, Inc.*	6,075	867,328
Cracker Barrel Old Country Store, Inc. (a)	3,165	88,968
Dave & Buster's Entertainment, Inc.*	3,873	41,945

Dine Brands Global, Inc.	1,955	51,299
El Pollo Loco Holdings, Inc.*	4,050	56,133
First Watch Restaurant Group, Inc.*	8,343	87,435
Genius Sports Ltd.*	30,460	134,938
Global Business Travel Group, Inc.*	18,110	101,054
Golden Entertainment, Inc.	2,696	71,956
Hilton Grand Vacations, Inc.*	8,503	332,637
Inspired Entertainment, Inc.*	3,762	26,823
Jack in the Box, Inc.* (a)	2,583	24,978
Krispy Kreme, Inc. (a)	10,699	36,270
Kura Sushi USA, Inc. "A"* (a)	944	65,882
Life Time Group Holdings, Inc.*	21,155	569,916
Lindblad Expeditions Holdings, Inc.*	5,275	91,258
Marriott Vacations Worldwide Corp.	3,902	254,098
Monarch Casino & Resort, Inc.	1,787	170,837
Nathan's Famous, Inc.	402	40,493
Navan, Inc. "A"* (a)	5,188	68,689
Papa John's International, Inc.	4,572	148,179
Portillo's, Inc. "A"* (a)	9,216	48,753
Pursuit Attractions & Hospitality, Inc.*	2,953	108,168
RCI Hospitality Holdings, Inc. (a)	966	22,034
Red Rock Resorts, Inc. "A"	6,826	364,235
Rush Street Interactive, Inc.*	12,826	278,966
Sabre Corp.*	51,251	74,314
Serve Robotics, Inc.* (a)	9,265	78,197
Shake Shack, Inc. "A"*	5,441	481,365
Six Flags Entertainment Corp.*	13,442	238,596
Super Group SGHC Ltd.	22,311	240,959
Sweetgreen, Inc. "A"* (a)	14,765	76,630
Target Hospitality Corp.*	4,451	41,305
The Cheesecake Factory, Inc. (a)	6,470	354,232
United Parks & Resorts, Inc.*	3,793	123,879
Xponential Fitness, Inc. "A"*	4,237	25,507
		6,384,409
Household Durables 1.5%
Bassett Furniture Industries, Inc.	1,254	17,744
Beazer Homes U.S.A., Inc.*	3,868	74,420
Cavco Industries, Inc.*	1,090	527,876
Century Communities, Inc.	3,556	204,043
Champion Homes, Inc.*	7,828	582,168
Cricut, Inc. "A"	6,952	26,001
Dream Finders Homes, Inc. "A"*	4,058	56,487
Ethan Allen Interiors, Inc.	3,333	74,193
Flexsteel Industries, Inc.	509	22,875
Green Brick Partners, Inc.*	4,376	282,033
Hamilton Beach Brands Holding Co. "A"	1,082	20,504
Helen of Troy Ltd.*	3,215	46,360
Hovnanian Enterprises, Inc. "A"*	670	74,310
Installed Building Products, Inc.	3,249	861,472
KB Home	8,624	446,292
La-Z-Boy, Inc.	5,780	185,769
Legacy Housing Corp.*	1,295	26,457
Leggett & Platt, Inc.	18,573	183,501
LGI Homes, Inc.*	2,843	112,384
Lovesac Co.*	2,008	29,658
M/I Homes, Inc.*	3,649	446,820
Meritage Homes Corp.	9,430	583,151
Sonos, Inc.*	16,687	223,606

Taylor Morrison Home Corp.*	13,435	782,455
Traeger, Inc.*	109	3,161
Tri Pointe Home, Inc.*	11,877	555,012
		6,448,752
Leisure Products 0.4%
Acushnet Holdings Corp.	3,872	361,955
American Outdoor Brands, Inc.*	1,896	17,709
Callaway Golf Co.*	18,393	255,295
Clarus Corp.	3,749	10,197
Escalade, Inc.	1,507	25,875
Funko, Inc. "A"*	5,728	18,043
JAKKS Pacific, Inc.	1,224	24,382
Johnson Outdoors, Inc. "A"	794	36,929
Latham Group, Inc.*	6,890	36,999
Malibu Boats, Inc. "A"*	2,630	68,170
Marine Products Corp.	1,298	9,436
MasterCraft Boat Holdings, Inc.*	2,177	44,650
Peloton Interactive, Inc. "A"*	55,293	237,207
Polaris, Inc.	7,463	406,734
Smith & Wesson Brands, Inc.	6,224	89,190
Sturm Ruger & Co., Inc.	1,943	77,895
		1,720,666
Specialty Retail 1.9%
1-800-Flowers.com, Inc. "A"* (a)	3,273	9,950
Abercrombie & Fitch Co. "A"*	6,353	580,474
Academy Sports & Outdoors, Inc.	9,284	524,082
Advance Auto Parts, Inc. (a)	8,441	445,263
American Eagle Outfitters, Inc.	22,327	372,861
America's Car-Mart, Inc.*	1,110	14,130
Arhaus, Inc.	7,229	49,013
Arko Corp.	9,806	54,521
Asbury Automotive Group, Inc.*	2,715	530,538
BARK, Inc.*	13,768	6,975
Barnes & Noble Education, Inc.* (a)	2,279	20,124
Bed Bath & Beyond, Inc.*	9,481	43,992
Boot Barn Holdings, Inc.*	4,304	629,933
Build-a-bear Workshop, Inc. (a)	1,707	63,927
Caleres, Inc.	4,663	49,148
Camping World Holdings, Inc. "A"	8,625	58,909
Citi Trends, Inc.*	662	28,678
Designer Brands, Inc. "A" (a)	4,835	27,511
Envela Corp.*	930	15,494
EVgo, Inc.*	18,624	32,033
Genesco, Inc.*	1,375	39,861
Group 1 Automotive, Inc.	1,642	542,894
Haverty Furniture Companies, Inc.	1,816	38,463
J Jill, Inc.	1,095	12,549
Lands' End, Inc.*	1,243	13,971
MarineMax, Inc.*	2,682	72,575
Monro, Inc.	3,924	62,941
National Vision Holdings, Inc.*	10,945	283,475
OneWater Marine, Inc. "A"*	1,708	16,141
Outdoor Holding Co.*	14,706	29,559
Petco Health & Wellness Co., Inc.* (a)	11,879	33,024
RealReal, Inc.*	14,894	135,238
Revolve Group, Inc.*	5,644	127,611
Sally Beauty Holdings, Inc.*	13,846	191,767
Shoe Carnival, Inc.	2,620	40,846

Signet Jewelers Ltd.	5,544	469,244
Sleep Number Corp.*	2,875	5,161
Sonic Automotive, Inc. "A"	2,092	143,448
Stitch Fix, Inc. "A"*	15,388	50,934
The Buckle, Inc.	4,428	222,994
ThredUp, Inc. "A"*	13,729	45,031
Torrid Holdings, Inc.* (a)	5,038	8,968
Upbound Group, Inc.	7,304	131,837
Urban Outfitters, Inc.*	9,140	579,019
Victoria's Secret & Co.*	9,701	449,738
Warby Parker, Inc. "A"*	13,906	292,999
Winmark Corp.	417	178,288
Zumiez, Inc.*	1,917	42,481
		7,818,613
Textiles, Apparel & Luxury Goods 0.5%
Capri Holdings Ltd.*	16,472	290,237
Carter's, Inc.	4,958	177,298
Ermenegildo Zegna NV (a)	8,556	89,153
Figs, Inc. "A"*	12,673	187,180
G-III Apparel Group Ltd.	5,052	139,940
Kontoor Brands, Inc.	7,711	542,006
Lakeland Industries, Inc. (a)	1,410	11,548
Movado Group, Inc.	2,087	50,965
Oxford Industries, Inc. (a)	2,002	77,097
Rocky Brands, Inc.	980	37,946
Steven Madden Ltd.	10,112	342,999
Superior Group of Companies, Inc.	1,681	17,079
Wolverine World Wide, Inc.	11,383	185,771
		2,149,219
Consumer Staples 1.8%
Beverages 0.1%
MGP Ingredients, Inc.	1,913	35,180
National Beverage Corp.*	3,331	112,088
The Vita Coco Co., Inc*	6,681	320,087
Zevia PBC "A"*	8,063	9,434
		476,789
Consumer Staples Distribution & Retail 0.5%
Grocery Outlet Holding Corp.*	13,115	92,461
HF Foods Group, Inc.*	6,093	11,272
Ingles Markets, Inc. "A"	2,049	184,185
Natural Grocers by Vitamin Cottage, Inc.	1,776	45,910
PriceSmart, Inc.	3,599	541,650
The Andersons, Inc.	4,540	325,881
The Chefs' Warehouse, Inc.*	5,114	304,027
United Natural Foods, Inc.*	8,366	376,972
Village Super Market, Inc. "A"	1,302	54,983
Weis Markets, Inc.	1,891	129,325
		2,066,666
Food Products 0.6%
Alico, Inc.	811	33,462
B&G Foods, Inc. (a)	10,848	52,179
Beyond Meat, Inc.*	56,862	39,894
BRC, Inc. "A"*	14,574	11,312
Calavo Growers, Inc.	2,370	61,122
Cal-Maine Foods, Inc.	6,095	482,419

Dole PLC	9,376	133,983
Forafric Global PLC* (a)	780	7,527
Fresh Del Monte Produce, Inc.	4,666	187,853
Hain Celestial Group, Inc.*	13,916	9,711
J & J Snack Foods Corp.	2,108	167,101
John B. Sanfilippo & Son, Inc.	1,112	88,215
Lifeway Foods, Inc.*	805	15,569
Limoneira Co.	2,404	32,262
Mama's Creations, Inc.*	5,153	79,047
Marzetti Co.	2,812	388,984
Mission Produce, Inc.*	6,030	82,973
Seneca Foods Corp. "A"*	647	97,775
Simply Good Foods Co.*	11,967	171,726
SunOpta, Inc.*	13,374	86,664
Tootsie Roll Industries, Inc.	2,599	111,020
Utz Brands, Inc.	10,186	80,673
Vital Farms, Inc.*	4,974	70,233
Westrock Coffee Co.*	5,351	22,742
		2,514,446
Household Products 0.3%
Central Garden & Pet Co.*	1,225	45,043
Central Garden & Pet Co. "A"*	6,906	223,893
Energizer Holdings, Inc.	8,754	143,741
Oil-Dri Corp. of America	1,392	90,605
Spectrum Brands Holdings, Inc.	3,160	232,892
WD-40 Co.	1,901	387,690
		1,123,864
Personal Care Products 0.2%
Edgewell Personal Care Co.	6,307	134,591
FitLife Brands, Inc.*	595	8,449
Herbalife Ltd.*	14,258	209,878
Honest Co., Inc.*	13,104	38,526
Interparfums, Inc.	2,565	233,005
Lifevantage Corp. (a)	1,629	7,037
Medifast, Inc.*	1,657	16,885
Nature's Sunshine Products, Inc.*	2,379	57,072
Niagen Bioscience, Inc.*	7,307	32,224
Nu Skin Enterprises, Inc. "A"	6,896	50,203
Olaplex Holdings, Inc.*	18,422	37,397
The Beauty Health Co.*	17,543	15,613
USANA Health Sciences, Inc.*	1,450	25,331
Waldencast PLC "A"*	6,370	6,049
		872,260
Tobacco 0.1%
Ispire Technology, Inc.*	2,118	3,897
Turning Point Brands, Inc.	2,573	223,311
Universal Corp.	3,385	178,389
		405,597
Energy 6.6%
Energy Equipment & Services 2.6%
Archrock, Inc.	24,211	842,543
Atlas Energy Solutions, Inc.	10,858	142,457
Borr Drilling Ltd.*	39,905	230,252
Bristow Group, Inc.	3,986	186,904
Cactus, Inc. "A"	9,581	453,852

Core Laboratories, Inc.	6,557	110,092
DMC Global, Inc.*	2,765	14,406
Energy Services of America Corp. (a)	1,588	20,850
Expro Group Holdings NV*	11,441	199,188
Flowco Holdings, Inc. "A"	3,025	62,315
Forum Energy Technologies, Inc.*	1,497	87,814
Helix Energy Solutions Group, Inc.*	19,386	191,728
Helmerich & Payne, Inc.	13,840	498,655
Innovex International, Inc.*	5,416	132,096
Kodiak Gas Services, Inc.	11,706	682,694
Liberty Energy, Inc.	22,125	637,200
Mammoth Energy Services, Inc.*	3,702	9,070
Nabors Industries Ltd.*	1,979	170,313
National Energy Services Reunited Corp.*	9,423	202,312
Natural Gas Services Group, Inc.	1,420	53,591
Noble Corp. PLC	17,687	867,901
Oceaneering International, Inc.*	13,890	492,678
Oil States International, Inc.*	7,993	93,038
Patterson-UTI Energy, Inc.	48,600	526,338
ProFrac Holding Corp. "A"*	4,117	25,525
ProPetro Holding Corp.*	13,723	197,748
Ranger Energy Services, Inc. "A"	3,029	51,917
RPC, Inc.	12,744	90,227
SEACOR Marine Holdings, Inc.*	3,076	22,024
Seadrill Ltd.*	8,772	399,126
Select Water Solutions, Inc.	13,235	202,495
Solaris Energy Infrastructure, Inc.	6,486	366,524
TETRA Technologies, Inc.*	17,763	151,341
Tidewater, Inc.*	6,891	575,743
Transocean Ltd.* (a)	130,009	861,960
Valaris Ltd.*	8,741	856,968
		10,709,885
Oil, Gas & Consumable Fuels 4.0%
Ardmore Shipping Corp.	4,821	73,520
BKV Corp.*	3,537	100,875
California Resources Corp.	10,257	709,990
Calumet, Inc.*	9,656	346,650
Centrus Energy Corp. "A"* (a)	2,361	409,846
Clean Energy Fuels Corp.*	24,180	59,966
CNX Resources Corp.*	19,292	743,707
Comstock Resources, Inc.*	10,364	218,473
Core Natural Resources, Inc.	7,136	747,353
Crescent Energy Co. "A"	36,027	486,365
CVR Energy, Inc.*	4,334	145,839
Delek U.S. Holdings, Inc.	8,269	372,684
DHT Holdings, Inc.	18,956	346,326
Diversified Energy Co. (a)	8,916	155,495
Dorian LPG Ltd.	5,206	178,045
Empire Petroleum Corp.* (a)	2,521	7,462
Encore Energy Corp.*	26,341	47,414
Energy Fuels, Inc.*	32,909	600,589
Epsilon Energy Ltd.	2,933	18,067
Evolution Petroleum Corp.	4,805	22,007
Excelerate Energy, Inc. "A"	3,321	110,988
FLEX LNG Ltd.*	4,385	130,278
FutureFuel Corp.	3,566	13,729
Gevo, Inc.* (a)	33,038	90,194
Golar LNG Ltd.	13,686	740,550

Granite Ridge Resources, Inc.	7,422	43,567
Green Plains, Inc.*	9,572	157,459
Gulfport Energy Corp.*	2,225	470,743
HighPeak Energy, Inc. (a)	3,237	22,335
Infinity Natural Resources, Inc. "A"*	2,234	39,341
International Seaways, Inc.	5,619	409,513
Kinetik Holdings, Inc.	6,522	315,730
Kolibri Global Energy, Inc.*	4,505	24,732
Kosmos Energy Ltd.*	66,281	184,261
Lightbridge Corp.* (a)	3,963	42,246
Magnolia Oil & Gas Corp. "A"	25,334	799,794
Murphy Oil Corp.	18,922	780,533
NACCO Industries, Inc. "A"	540	28,064
Navigator Holdings Ltd.	4,007	77,455
New Fortress Energy, Inc.* (a)	25,936	15,302
NextDecade Corp* (a)	24,533	187,923
NextNRG, Inc.* (a)	2,635	1,054
Nordic American Tankers Ltd.	28,723	168,317
Northern Oil and Gas, Inc.	13,364	390,630
OPAL Fuels, Inc. "A"*	3,219	8,112
Par Pacific Holdings, Inc.*	6,921	433,531
PBF Energy, Inc. "A"	11,766	560,297
Peabody Energy Corp.	17,136	564,631
Prairie Operating Co.*	5,225	10,607
PrimeEnergy Resources Corp.*	69	16,067
REX American Resources Corp.*	4,041	184,148
Riley Exploration Permian, Inc.	2,051	74,759
Sable Offshore Corp.* (a)	17,420	287,778
SandRidge Energy, Inc.	4,371	71,291
Scorpio Tankers, Inc.	6,346	473,792
SFL Corp. Ltd.	16,967	183,074
SM Energy Co.	34,892	1,087,933
Summit Midstream Corp.*	1,177	35,593
Talos Energy, Inc.*	17,722	279,299
Teekay Corp. Ltd.	7,392	90,256
Teekay Tankers Ltd. "A"	3,364	246,649
Uranium Energy Corp.*	66,842	902,367
Vaalco Energy, Inc.	14,423	91,442
Verde Clean Fuels, Inc.*	668	1,129
Vitesse Energy, Inc.	4,204	76,345
W&T Offshore, Inc.	13,844	47,208
World Kinect Corp.	7,559	174,386
XCF Global, Inc. "A"* (a)	5,317	1,943
		16,938,048
Financials 16.8%
Banks 9.6%
1st Source Corp.	2,599	179,877
ACNB Corp.	1,461	69,938
Amalgamated Financial Corp.	3,221	125,200
Amerant Bancorp, Inc.	5,146	113,418
Ameris Bancorp.	9,172	715,324
Ames National Corp.	1,209	34,118
Arrow Financial Corp.	2,325	78,050
Associated Banc-Corp.	23,264	601,607
Atlantic Union Bankshares Corp.	19,959	713,335
Avidbank Holdings, Inc.*	405	11,543
Axos Financial, Inc.*	7,618	648,216

Banc of California, Inc.	18,976	333,598
BancFirst Corp.	2,925	317,363
Bank First Corp.	1,449	195,702
Bank of Hawaii Corp.	5,543	411,568
Bank of Marin Bancorp.	2,049	52,516
Bank of NT Butterfield & Son Ltd.	5,819	305,381
Bank7 Corp.	638	25,443
BankUnited, Inc.	10,400	469,664
Bankwell Financial Group, Inc.	961	46,628
Banner Corp.	4,747	288,048
Bar Harbor Bankshares	2,309	74,927
BayCom Corp.	1,422	42,269
BCB Bancorp., Inc.	2,047	18,382
Beacon Financial Corp.	11,684	350,520
Blue Foundry Bancorp.*	2,438	32,279
Blue Ridge Bankshares, Inc.	9,307	39,089
Bridgewater Bancshares, Inc.* (a)	2,869	50,781
Burke & Herbert Financial Services Corp.	1,890	117,728
Business First Bancshares, Inc.	4,385	118,570
BV Financial, Inc.*	957	18,317
Byline Bancorp., Inc.	4,293	135,530
C&F Financial Corp.	417	30,416
California BanCorp.	3,131	55,481
Camden National Corp.	2,341	111,080
Capital Bancorp., Inc	1,580	46,989
Capital City Bank Group, Inc.	1,959	85,138
Capitol Federal Financial, Inc.	17,072	121,723
Carter Bankshares, Inc.*	3,157	73,621
Cathay General Bancorp.	9,068	452,130
CB Financial Services, Inc.	624	21,328
Central Pacific Financial Corp.	3,602	115,120
CF Bankshares, Inc.	701	19,565
Chain Bridge Bancorp, Inc. "A"*	275	9,598
Chemung Financial Corp.	564	30,354
ChoiceOne Financial Services, Inc. (a)	2,017	56,718
Citizens & Northern Corp.	2,413	53,906
Citizens Community Bancorp, Inc.	1,303	25,799
Citizens Financial Services, Inc.	627	38,341
City Holding Co.	1,953	233,423
Civista Bancshares, Inc.	2,851	64,974
CNB Financial Corp.	4,063	117,664
Coastal Financial Corp.*	1,803	137,208
CoastalSouth Bancshares, Inc. (a)	1,287	31,647
Colony Bankcorp, Inc.	2,920	58,312
Columbia Financial, Inc.*	3,785	66,275
Commercial Bancgroup, Inc.	943	24,537
Community Financial System, Inc.	7,411	434,655
Community Trust Bancorp., Inc.	2,221	134,859
Community West Bancshares	2,330	54,289
ConnectOne Bancorp., Inc.	6,655	178,154
Customers Bancorp., Inc.*	4,468	310,124
CVB Financial Corp.	18,011	349,233
Dime Community Bancshares, Inc.	5,611	189,764
Eagle Bancorp Montana, Inc.	988	20,333
Eagle Bancorp., Inc.	4,019	99,953
Eagle Financial Services, Inc.	698	24,416
Eastern Bankshares, Inc.	30,469	595,974
ECB Bancorp, Inc.*	993	16,613

Enterprise Financial Services Corp.	5,122	277,151
Equity Bancshares, Inc. "A"	2,391	106,184
Esquire Financial Holdings, Inc.	1,015	109,113
Farmers & Merchants Bancorp., Inc.	1,742	44,717
Farmers National Banc Corp.	7,800	102,648
FB Bancorp, Inc.*	2,193	30,132
FB Financial Corp.	6,197	321,872
Fidelity D&D Bancorp, Inc. (a)	653	28,262
Financial Institutions, Inc.	2,715	86,093
Finward Bancorp	522	18,949
Finwise Bancorp*	1,395	22,125
First BanCorp.	27,582	785,830
First Bancorp., Inc.	1,484	41,597
First Bank	2,960	47,360
First Busey Corp.	11,809	298,413
First Business Financial Services, Inc.	1,131	60,995
First Capital, Inc.	438	21,738
First Commonwealth Financial Corp.	14,397	253,099
First Community Bancshares, Inc.	2,317	96,202
First Community Corp.	995	29,084
First Financial Bancorp.	14,557	405,849
First Financial Bankshares, Inc.	18,807	553,866
First Financial Corp.	1,623	102,574
First Foundation, Inc.*	8,706	51,365
First Internet Bancorp.	1,160	23,641
First Interstate BancSystem, Inc. "A"	12,073	403,238
First Merchants Corp.	8,708	337,261
First Mid Bancshares, Inc.	3,049	125,588
First National Corp. (a)	1,073	28,885
First United Corp.	844	30,924
First Western Financial, Inc.*	1,120	27,530
Firstsun Capital Bancorp*	1,805	65,810
Five Star Bancorp.	2,204	83,135
Flagstar Bank NA	42,501	559,738
Flushing Financial Corp.	4,472	68,690
Franklin Financial Services Corp.	579	29,575
FS Bancorp, Inc.	881	33,998
Fulton Financial Corp.	25,234	513,260
FVCBankcorp, Inc.	2,284	34,694
GBank Financial Holdings, Inc.*	1,252	33,504
German American Bancorp., Inc.	5,080	212,293
Glacier Bancorp., Inc.	17,969	802,675
Great Southern Bancorp., Inc.	1,152	72,726
Greene County Bancorp., Inc.	963	21,581
Hancock Whitney Corp.	11,694	743,621
Hanmi Financial Corp.	4,150	109,394
Hanover Bancorp, Inc. (a)	729	15,739
Hawthorn Bancshares, Inc.	800	26,952
HBT Financial, Inc.	1,595	42,618
Heritage Commerce Corp.	8,484	105,880
Heritage Financial Corp.	4,766	123,916
Hilltop Holdings, Inc.	6,077	217,678
Hingham Institution For Savings	233	66,601
Home Bancorp., Inc.	956	57,914
Home BancShares, Inc.	26,384	710,521
HomeTrust Bancshares, Inc. (a)	2,222	94,768
Hope Bancorp., Inc.	17,229	192,448
Horizon Bancorp, Inc.	6,992	115,857

Independent Bank Corp.	9,809	618,753
International Bancshares Corp.	7,636	513,826
Investar Holding Corp.	1,787	48,732
John Marshall Bancorp, Inc.	1,699	34,456
Kearny Financial Corp.	7,870	59,419
Lakeland Financial Corp.	3,477	199,510
Landmark Bancorp, Inc.	735	18,228
LCNB Corp.	1,857	28,951
LINKBANCORP, Inc.	3,100	25,854
Live Oak Bancshares, Inc.	4,920	162,704
MainStreet Bancshares, Inc.	928	20,602
Mechanics Bancorp "A"	6,893	101,672
Mercantile Bank Corp.	2,370	119,685
Meridian Corp.	1,244	23,586
Metrocity Bankshares, Inc.	3,122	89,508
Metropolitan Bank Holding Corp.	1,237	103,030
Mid Penn Bancorp, Inc.	2,747	88,344
Midland States Bancorp., Inc.	2,805	62,580
MVB Financial Corp.	1,544	38,338
National Bank Holdings Corp. "A"	5,311	207,979
National Bankshares, Inc.	895	32,587
NB Bancorp, Inc.	5,577	117,507
NBT Bancorp., Inc.	7,146	304,277
Nicolet Bankshares, Inc.	2,590	384,926
Northeast Bank	1,033	116,078
Northeast Community Bancorp, Inc.	1,787	42,531
Northfield Bancorp., Inc.	5,130	69,460
Northpointe Bancshares, Inc.	2,909	50,209
Northrim BanCorp., Inc.	3,112	71,203
Northwest Bancshares, Inc.	20,265	257,163
Norwood Financial Corp.	1,359	39,982
Oak Valley Bancorp.	948	30,744
OceanFirst Financial Corp.	7,910	142,696
OFG Bancorp.	6,041	244,419
Ohio Valley Banc Corp.	509	22,325
Old National Bancorp.	49,048	1,083,961
Old Second Bancorp., Inc.	7,061	142,350
OP Bancorp.	1,574	20,934
Orange County Bancorp, Inc.	1,630	52,127
Origin Bancorp, Inc.	4,165	172,681
Orrstown Financial Services, Inc.	2,649	95,576
Park National Corp.	2,076	339,322
Parke Bancorp., Inc.	1,345	38,198
Pathward Financial, Inc.	3,100	276,613
Patriot National Bancorp, Inc.* (a)	10,062	12,980
PCB Bancorp.	1,556	34,994
Peapack-Gladstone Financial Corp.	2,276	80,138
Peoples Bancorp of North Carolina, Inc.	623	24,397
Peoples Bancorp., Inc.	4,831	158,795
Peoples Financial Services Corp.	1,310	69,862
Pioneer Bancorp., Inc.*	1,654	23,024
Plumas Bancorp.	926	45,207
Ponce Financial Group, Inc.*	2,730	45,618
Preferred Bank	1,641	148,822
Primis Financial Corp.	2,941	39,056
Princeton Bancorp, Inc.	696	23,504
Provident Financial Services, Inc.	18,091	382,806
QCR Holdings, Inc.	2,284	195,168

RBB Bancorp.	2,280	48,724
Red River Bancshares, Inc.	710	64,212
Renasant Corp.	13,195	476,735
Republic Bancorp., Inc. "A"	1,200	84,660
Rhinebeck Bancorp, Inc.*	672	10,362
Richmond Mutual Bancorp., Inc.	1,165	15,809
Riverview Bancorp., Inc.	3,140	17,270
S&T Bancorp., Inc.	5,218	218,269
SB Financial Group, Inc.	768	16,128
Seacoast Banking Corp. of Florida	13,610	412,247
ServisFirst Bancshares, Inc. (a)	7,223	526,051
Shore Bancshares, Inc.	4,352	81,295
Sierra Bancorp.	1,690	57,325
Simmons First National Corp. "A"	20,152	391,956
SmartFinancial, Inc.	2,153	84,139
Sound Financial Bancorp, Inc.	324	14,162
South Plains Financial, Inc.	1,741	72,948
Southern First Bancshares, Inc.*	1,087	59,242
Southern Missouri Bancorp., Inc.	1,378	88,109
Southside Bancshares, Inc.	4,018	124,920
SR Bancorp, Inc. (a)	1,017	17,167
Stellar Bancorp, Inc.	6,502	238,038
Sterling Bancorp., Inc.* (b)	3,460	0
Stock Yards Bancorp., Inc.	3,678	243,815
Texas Capital Bancshares, Inc.*	6,134	581,994
The Bancorp, Inc.*	5,842	313,891
Third Coast Bancshares, Inc.*	1,842	69,683
Timberland Bancorp., Inc.	1,062	41,875
Tompkins Financial Corp.	1,862	146,800
Towne Bank	12,062	406,128
TriCo Bancshares	4,229	201,047
Triumph Financial, Inc.*	3,169	189,063
TrustCo Bank Corp. NY	2,473	108,268
Trustmark Corp.	7,746	326,416
UMB Financial Corp.	10,170	1,147,074
Union Bankshares, Inc.	561	13,644
United Bankshares, Inc.	19,604	811,998
United Community Banks, Inc.	17,117	539,014
United Security Bancshares	2,092	21,987
Unity Bancorp., Inc.	1,032	53,489
Univest Financial Corp.	3,903	133,717
USCB Financial Holdings, Inc.	1,626	30,146
Valley National Bancorp.	67,933	834,217
Virginia National Bankshares Corp.	650	24,830
WaFd, Inc.	10,688	335,603
Washington Trust Bancorp., Inc.	2,673	89,439
WesBanco, Inc.	13,278	457,958
West BanCorp, Inc.	2,100	49,959
Westamerica BanCorp.	3,321	173,190
Western New England Bancorp, Inc.	2,558	33,075
WSFS Financial Corp.	7,485	489,968
		40,238,567
Capital Markets 1.7%
Acadian Asset Management, Inc.	3,758	204,510
AlTi Global, Inc.* (a)	6,575	23,802
Artisan Partners Asset Management, Inc. "A"	8,743	318,158
Bakkt, Inc.* (a)	2,168	15,956
BGC Group, Inc. "A"	50,747	496,306

Cohen & Steers, Inc.	3,879	242,631
Diamond Hill Investment Group, Inc.	352	60,579
DigitalBridge Group, Inc.	24,867	383,449
Donnelley Financial Solutions, Inc.*	3,575	168,526
GCM Grosvenor, Inc. "A"	8,553	83,819
Innventure, Inc.* (a)	7,170	28,035
Marex Group PLC	7,671	341,973
MarketWise, Inc.	356	6,664
Miami International Holdings, Inc.*	3,453	134,391
Moelis & Co. "A"	10,394	592,458
Open Lending Corp.*	13,818	17,273
Patria Investments Ltd. "A"	9,217	116,134
Perella Weinberg Partners	9,111	165,456
Piper Sandler Companies	9,788	749,271
PJT Partners, Inc. "A"	3,211	448,641
Ridgepost Capital, Inc. "A"	8,319	60,396
Siebert Financial Corp.* (a)	2,202	4,228
Silvercrest Asset Management Group, Inc. "A"	851	11,437
StepStone Group, Inc. "A"	9,762	465,843
StoneX Group, Inc.*	10,294	830,211
Value Line, Inc.	119	4,200
Victory Capital Holdings, Inc. "A"	6,302	412,655
Virtus Investment Partners, Inc.	894	120,109
Wealthfront Corp.* (a)	4,845	44,816
Webull Corp.*	38,708	185,798
Westwood Holdings Group, Inc.	1,138	18,743
WisdomTree, Inc. (a)	17,321	252,194
		7,008,662
Consumer Finance 1.0%
Atlanticus Holdings Corp.*	742	38,933
Bread Financial Holdings, Inc.	6,405	479,670
Consumer Portfolio Services, Inc.*	1,314	10,157
Dave, Inc.*	1,451	252,605
Encore Capital Group, Inc.*	3,051	213,936
Enova International, Inc.*	3,338	453,401
FirstCash Holdings, Inc.	5,553	1,043,964
Green Dot Corp. "A"*	7,706	86,461
Jefferson Capital, Inc.	3,088	59,382
LendingClub Corp.*	15,961	228,561
LendingTree, Inc.*	1,604	68,780
Medallion Financial Corp.	2,502	21,417
Navient Corp.	9,397	76,867
Nelnet, Inc. "A"	1,806	232,902
NerdWallet, Inc. "A"*	5,500	57,090
Oportun Financial Corp.*	5,919	27,287
OppFi, Inc.	3,732	28,774
PRA Group, Inc.*	5,394	94,395
PROG Holdings, Inc.	5,490	157,508
Regional Management Corp.	1,262	40,699
Upstart Holdings, Inc.*	12,021	308,339
Vroom, Inc.*	177	2,356
World Acceptance Corp.*	328	44,293
		4,027,777
Financial Services 1.9%
Acacia Research Corp.*	5,032	24,204
Alerus Financial Corp.	3,329	78,931
Banco Latinoamericano de Comercio Exterior SA	3,935	201,000
Better Home & Finance Holding Co.* (a)	855	30,455

Burford Capital Ltd.	27,966	126,406
Cannae Holdings, Inc.	5,779	65,707
Cantaloupe, Inc.*	7,880	85,183
Cass Information Systems, Inc.	1,616	71,136
Compass Diversified Holdings	9,350	73,491
Enact Holdings, Inc.	3,889	158,710
Essent Group Ltd.	13,025	761,181
EVERTEC, Inc.	8,982	253,472
Federal Agricultural Mortgage Corp. "C"	1,307	193,893
Finance of America Companies, Inc. "A"*	690	11,454
Flywire Corp.*	16,388	190,756
HA Sustainable Infrastructure Capital, Inc.	17,499	643,088
International Money Express, Inc.*	3,833	60,561
Jackson Financial, Inc. "A"	9,459	1,000,005
loanDepot, Inc. "A"*	14,483	20,566
Marqeta, Inc. "A"*	50,032	204,131
Merchants Bancorp.	3,631	155,806
NCR Atleos Corp.*	10,294	448,613
NewtekOne, Inc.	3,492	38,237
NMI Holdings, Inc.*	10,766	403,833
Onity Group, Inc.*	954	37,464
Pagseguro Digital Ltd. "A"	24,933	249,829
Payoneer Global, Inc.*	38,864	187,713
Paysafe Ltd.* (a)	4,286	29,188
Paysign, Inc.*	5,141	30,332
PennyMac Financial Services, Inc.	4,107	358,952
Priority Technology Holdings, Inc.* (a)	3,835	18,101
Radian Group, Inc.	18,999	628,487
Remitly Global, Inc.*	23,971	375,626
Repay Holdings Corp.*	9,768	25,397
Security National Financial Corp. "A"*	2,387	22,629
Sezzle, Inc.*	2,276	144,048
StoneCo., Ltd. "A"*	35,160	496,459
SWK Holdings Corp.	529	8,998
Velocity Financial, Inc.*	1,689	30,554
Walker & Dunlop, Inc.	4,589	203,660
Waterstone Financial, Inc.	2,104	37,935
		8,186,191
Insurance 1.8%
Abacus Global Management, Inc. (a)	5,665	44,640
American Coastal Insurance Corp. "C"	3,365	37,856
American Integrity Insurance Group, Inc.	1,672	32,236
AMERISAFE, Inc.	2,632	87,725
Ategrity Specialty Holdings LLC*	1,274	25,187
Baldwin Insurance Group, Inc.*	13,392	293,821
Bowhead Specialty Holdings, Inc.*	2,462	55,223
Citizens, Inc.* (a)	5,954	29,949
CNO Financial Group, Inc.	13,199	541,951
Crawford & Co. "A"	2,341	23,340
Donegal Group, Inc. "A"	2,347	40,321
eHealth, Inc.*	4,416	5,697
Employers Holdings, Inc.	3,182	130,908
Exzeo Group, Inc.*	1,068	15,668
F&G Annuities & Life, Inc.	5,170	130,904
Fidelis Insurance Holdings Ltd.	7,662	146,421
Genworth Financial, Inc.*	55,337	449,336
GoHealth, Inc. "A"*	701	1,059
Goosehead Insurance, Inc. "A"*	3,303	140,906

Greenlight Capital Re Ltd. "A"*	3,638	62,901
Hamilton Insurance Group Ltd. "B"	6,213	185,334
HCI Group, Inc.	1,512	233,770
Heritage Insurance Holdings, Inc.*	3,444	90,405
Hippo Holdings, Inc.*	2,558	66,661
Horace Mann Educators Corp.	5,716	243,959
Investors Title Co.	199	43,251
James River Group Holdings, Inc.	5,114	32,218
Kestrel Group Ltd.*	403	4,352
Kingstone Companies, Inc.	1,508	21,972
Kingsway Financial Services, Inc.*	2,914	30,393
Lemonade, Inc.*	8,649	542,119
MBIA, Inc.*	6,355	37,558
Mercury General Corp.	3,766	331,973
NI Holdings, Inc.*	944	12,168
Octave Specialty Group, Inc.*	5,848	27,193
Oscar Health, Inc. "A"*	28,417	325,943
Palomar Holdings, Inc.*	3,691	441,075
ProAssurance Corp.*	7,149	176,723
Root, Inc. "A"*	1,762	77,828
Safety Insurance Group, Inc.	2,085	151,454
Selective Insurance Group, Inc.	8,418	634,633
Selectquote, Inc.*	21,145	13,311
SiriusPoint Ltd.*	14,373	309,594
Skyward Specialty Insurance Group, Inc.*	5,475	239,148
Slide Insurance Holdings, Inc.* (a)	9,893	178,074
Stewart Information Services Corp.	4,209	259,190
Tiptree, Inc.	3,345	56,597
Trupanion, Inc.*	5,171	132,429
United Fire Group, Inc.	2,935	108,771
Universal Insurance Holdings, Inc.	3,551	121,302
		7,425,447
Mortgage Real Estate Investment Trusts (REITs) 0.8%
ACRES Commercial Realty Corp. *	820	15,842
Adamas Trust, Inc.	11,850	87,216
Angel Oak Mortgage REIT, Inc.	1,894	15,569
Apollo Commercial Real Estate Finance, Inc.	19,518	206,110
Arbor Realty Trust, Inc.	27,160	209,404
Ares Commercial Real Estate Corp. (a)	7,186	34,493
ARMOUR Residential REIT, Inc.	15,719	262,193
Blackstone Mortgage Trust, Inc. "A" (a)	22,259	426,260
BrightSpire Capital, Inc.	17,881	100,134
Chicago Atlantic Real Estate Finance, Inc. (a)	2,481	28,085
Chimera Investment Corp.	11,422	143,346
Claros Mortgage Trust, Inc. *	13,672	32,539
Dynex Capital, Inc.	28,054	357,969
Ellington Financial, Inc. (a)	17,114	202,801
Franklin BSP Realty Trust, Inc. (a)	11,419	96,947
Invesco Mortgage Capital, Inc. (a)	10,666	86,181
KKR Real Estate Finance Trust, Inc. (a)	7,919	48,464
Ladder Capital Corp.	15,895	155,294
Lument Finance Trust, Inc. (a)	7,165	9,028
MFA Financial, Inc.	14,414	138,086
Nexpoint Real Estate Finance, Inc.	860	11,584
Orchid Island Capital, Inc. (a)	25,991	182,717
PennyMac Mortgage Investment Trust	12,142	141,576
Ready Capital Corp. (a)	21,593	34,981
Redwood Trust, Inc.	17,577	98,607

Rithm Property Trust, Inc.	1,043	13,966
Seven Hills Realty Trust	3,024	24,857
Sunrise Realty Trust, Inc. (a)	1,527	11,712
TPG Mortgage Investment Trust, Inc.	4,203	30,724
TPG RE Finance Trust, Inc.	9,995	78,061
Two Harbors Investment Corp.	14,565	166,332
		3,451,078
Health Care 17.4%
Biotechnology 9.1%
4D Molecular Therapeutics, Inc.*	6,062	56,437
Abeona Therapeutics, Inc.* (a)	6,680	29,926
Absci Corp.*	18,838	56,514
ACADIA Pharmaceuticals, Inc.*	17,542	390,485
Actuate Therapeutics, Inc.*	905	2,480
ADC Therapeutics SA*	14,248	53,430
ADMA Biologics, Inc.*	32,433	292,221
Agios Pharmaceuticals, Inc.*	7,896	267,122
Akebia Therapeutics, Inc.*	35,224	48,961
Aktis Oncology, Inc.* (a)	2,871	51,362
Aldeyra Therapeutics, Inc.*	6,646	11,232
Alector, Inc.*	12,598	27,086
Alkermes PLC*	22,694	802,460
Allogene Therapeutics, Inc.*	21,656	52,841
Altimmune, Inc.*	18,138	55,865
Amicus Therapeutics, Inc.*	41,696	602,924
AnaptysBio, Inc.*	2,557	141,811
Anavex Life Sciences Corp.* (a)	12,157	37,322
Anika Therapeutics, Inc.*	1,722	24,969
Annexon, Inc.*	18,424	102,069
Apogee Therapeutics, Inc.*	6,226	524,042
Arbutus Biopharma Corp.*	21,573	97,078
Arcellx, Inc.*	5,372	616,813
Arcturus Therapeutics Holdings, Inc.*	3,797	29,313
Arcus Biosciences, Inc.*	11,737	253,519
Arcutis Biotherapeutics, Inc.*	15,445	363,884
Ardelyx, Inc.*	33,510	200,725
ArriVent Biopharma, Inc.* (a)	4,510	104,046
Arrowhead Pharmaceuticals, Inc.*	18,940	1,187,538
ARS Pharmaceuticals, Inc.* (a)	8,461	67,942
Atrium Therapeutics, Inc.*	1,640	21,927
aTyr Pharma, Inc.*	13,311	10,383
Aura Biosciences, Inc.*	6,587	44,067
Aurinia Pharmaceuticals, Inc.*	16,691	247,361
Avita Medical, Inc.*	1,811	6,701
Beam Therapeutics, Inc.*	13,398	319,274
Benitec Biopharma, Inc.*	2,698	28,734
Bicara Therapeutics, Inc.*	4,512	89,744
BioCryst Pharmaceuticals, Inc.*	31,664	301,441
Biohaven Ltd.*	16,410	138,829
BridgeBio Pharma, Inc.*	22,216	1,649,760
Bright Minds Biosciences, Inc.* (a)	975	71,146
Candel Therapeutics, Inc.*	6,018	29,488
Capricor Therapeutics, Inc.*	6,099	185,410
Cardiff Oncology, Inc.* (a)	8,596	13,926
CareDx, Inc.*	7,021	121,885
Cartesian Therapeutics, Inc.*	1,600	9,840
Catalyst Pharmaceuticals, Inc.*	16,282	403,142

Celcuity, Inc.*	4,913	560,770
Celldex Therapeutics, Inc.*	9,172	290,936
CG oncology, Inc.*	8,279	560,323
Cogent Biosciences, Inc.*	20,034	771,109
Coherus Oncology, Inc.*	15,322	25,894
Compass Therapeutics, Inc.*	18,028	95,368
Corvus Pharmaceuticals, Inc.*	8,998	131,641
CRISPR Therapeutics AG* (a)	12,777	607,802
Cullinan Therapeutics, Inc.*	7,541	107,158
Cytokinetics, Inc.*	16,767	1,105,113
Day One Biopharmaceuticals, Inc.*	10,986	235,540
Denali Therapeutics, Inc.*	19,920	382,464
Design Therapeutics, Inc.*	3,305	35,165
DiaMedica Therapeutics, Inc.* (a)	4,802	32,510
Dianthus Therapeutics, Inc.*	5,021	421,362
Disc Medicine, Inc.*	3,845	245,849
Dyne Therapeutics, Inc.*	18,652	338,161
Editas Medicine, Inc.*	13,132	32,436
Eledon Pharmaceuticals, Inc.*	10,418	32,087
Emergent BioSolutions, Inc.*	7,461	61,926
Enanta Pharmaceuticals, Inc.*	3,794	47,918
Entrada Therapeutics, Inc.*	3,995	50,417
Erasca, Inc.*	26,561	429,757
Evommune, Inc.*	1,456	33,473
Fate Therapeutics, Inc.*	15,858	19,030
Fennec Pharmaceuticals, Inc.*	4,135	25,430
Foghorn Therapeutics, Inc.*	5,062	24,196
Geron Corp.*	76,183	113,513
Gossamer Bio, Inc.*	27,319	8,974
GRAIL, Inc.*	4,903	253,387
Greenwich Lifesciences, Inc.* (a)	959	23,035
Gyre Therapeutics, Inc.*	1,780	12,407
Heron Therapeutics, Inc.* (a)	23,391	18,715
Humacyte, Inc.* (a)	23,802	14,441
Ideaya Biosciences, Inc.*	11,857	395,075
ImmunityBio, Inc.* (a)	41,297	316,748
Immunome, Inc.*	14,289	312,500
Immunovant, Inc.*	11,403	283,251
Inhibikase Therapeutics, Inc.* (a)	14,853	24,953
Inhibrx Biosciences, Inc.* (a)	1,256	84,441
Inmune Bio, Inc.* (a)	3,529	3,988
Intellia Therapeutics, Inc.*	15,528	199,069
Iovance Biotherapeutics, Inc.* (a)	47,158	165,525
Ironwood Pharmaceuticals, Inc.*	22,443	78,775
Jade Biosciences, Inc. (a)	4,455	62,593
Janux Therapeutics, Inc.*	6,041	83,970
KalVista Pharmaceuticals, Inc.* (a)	5,307	106,830
Keros Therapeutics, Inc.*	4,192	46,280
Kodiak Sciences, Inc.*	5,293	201,769
Korro Bio, Inc.*	966	10,935
Krystal Biotech, Inc.*	3,469	896,112
Kura Oncology, Inc.*	11,193	90,999
Kymera Therapeutics, Inc.*	8,026	668,486
Larimar Therapeutics, Inc.*	6,552	29,484
Lexeo Therapeutics, Inc.*	9,425	54,099
Madrigal Pharmaceuticals, Inc.*	2,395	1,253,711
MannKind Corp.*	43,546	106,688
MapLight Therapeutics, Inc.* (a)	2,716	55,216

MeiraGTx Holdings PLC*	6,362	55,095
MiMedx Group, Inc.*	16,979	67,067
Mineralys Therapeutics, Inc.*	6,732	182,370
Mirum Pharmaceuticals, Inc.*	5,907	545,689
Monopar Therapeutics, Inc.*	616	33,751
Monte Rosa Therapeutics, Inc.*	8,461	139,183
Myriad Genetics, Inc.*	13,060	58,770
Neurogene, Inc.* (a)	1,584	31,933
Nkarta, Inc.*	6,322	13,339
Novavax, Inc.* (a)	20,931	170,378
Nurix Therapeutics, Inc.*	14,198	220,069
Nuvalent, Inc. "A"*	7,005	717,662
Nuvectis Pharma, Inc.* (a)	1,973	15,251
Olema Pharmaceuticals, Inc.* (a)	9,766	145,611
Organogenesis Holdings, Inc.*	10,232	24,250
ORIC Pharmaceuticals, Inc.*	9,265	117,388
Oruka Therapeutics, Inc.*	5,403	265,017
Palvella Therapeutics, Inc.* (a)	1,086	135,370
Perspective Therapeutics, Inc.*	8,575	35,758
Praxis Precision Medicines, Inc.*	3,615	1,164,717
Precigen, Inc.* (a)	25,739	99,610
Prime Medicine, Inc.*	14,834	51,622
Protagonist Therapeutics, Inc.*	8,150	859,010
Protalix BioTherapeutics, Inc.*	10,693	23,204
Protara Therapeutics, Inc.*	7,143	37,215
Prothena Corp. PLC*	6,033	58,641
PTC Therapeutics, Inc.*	11,009	750,043
Puma Biotechnology, Inc.*	5,982	38,225
Recursion Pharmaceuticals, Inc. "A"* (a)	64,004	196,492
REGENXBIO, Inc.*	6,555	54,931
Relay Therapeutics, Inc.*	19,702	196,035
Replimune Group, Inc.*	10,316	78,917
Rezolute, Inc.*	10,022	30,567
Rhythm Pharmaceuticals, Inc.*	7,409	644,361
Rigel Pharmaceuticals, Inc.*	2,531	68,438
Rocket Pharmaceuticals, Inc.*	11,693	41,861
Sana Biotechnology, Inc.*	23,531	67,769
Savara, Inc.*	20,295	110,811
Scholar Rock Holding Corp.*	12,216	600,539
SELLAS Life Sciences Group, Inc.* (a)	24,088	101,892
Sionna Therapeutics, Inc.*	2,273	91,125
Soleno Therapeutics, Inc.*	7,044	235,833
Solid Biosciences, Inc.*	8,211	59,119
Spyre Therapeutics, Inc.*	9,600	484,224
Stoke Therapeutics, Inc.*	6,858	223,296
Syndax Pharmaceuticals, Inc.*	12,050	281,488
Tango Therapeutics, Inc.*	15,548	325,264
Taysha Gene Therapies, Inc.*	30,878	138,025
Tectonic Therapeutic, Inc.* (a)	1,536	47,478
Tevogen Bio Holdings, Inc.*	63	285
TG Therapeutics, Inc.*	20,325	675,196
Tonix Pharmaceuticals Holding Corp.* (a)	1,938	26,647
Travere Therapeutics, Inc.*	11,572	343,804
TriSalus Life Sciences, Inc.*	4,113	16,452
TuHURA Biosciences, Inc.* (a)	5,860	10,489
Twist Bioscience Corp.*	8,480	402,970
Tyra Biosciences, Inc.*	3,630	139,029
Upstream Bio, Inc.*	4,713	42,417

UroGen Pharma Ltd.*	5,628	101,191
Vanda Pharmaceuticals, Inc.*	7,787	53,808
Vaxcyte, Inc.*	17,390	1,010,533
Vera Therapeutics, Inc.*	8,654	348,150
Veracyte, Inc.*	11,024	355,083
Verastem, Inc.*	9,331	49,454
Vericel Corp.*	7,025	225,994
Vir Biotechnology, Inc.*	13,045	116,883
Viridian Therapeutics, Inc.*	11,387	222,730
Voyager Therapeutics, Inc.*	6,405	24,723
Xencor, Inc.*	9,830	118,550
Xenon Pharmaceuticals, Inc.*	12,099	703,557
XOMA Royalty Corp.*	1,339	42,004
Zenas Biopharma, Inc.*	3,293	64,378
Zymeworks, Inc.*	6,971	174,554
		38,328,863
Health Care Equipment & Supplies 2.3%
Accuray, Inc.*	15,017	5,828
Acme United Corp.	447	20,075
Alphatec Holdings, Inc.*	16,424	178,693
AngioDynamics, Inc.*	5,201	59,135
Anteris Technologies Global Corp.*	11,044	61,294
Artivion, Inc.*	6,137	224,737
AtriCure, Inc.*	6,750	192,578
Avanos Medical, Inc.*	6,246	87,506
Axogen, Inc.*	6,756	223,826
Beta Bionics, Inc.* (a)	5,598	56,092
Bioventus, Inc. "A"*	6,386	58,304
Butterfly Network, Inc.*	27,300	110,292
CapsoVision, Inc.* (a)	3,863	28,161
Carlsmed, Inc.* (a)	1,014	9,177
Ceribell, Inc.*	3,815	69,929
Cerus Corp.*	25,561	46,521
ClearPoint Neuro, Inc.* (a)	3,996	36,364
CONMED Corp.	4,335	153,286
CVRx, Inc.*	2,195	20,765
Delcath Systems, Inc.* (a)	4,273	39,653
Electromed, Inc.*	923	21,607
Embecta Corp.	8,414	74,380
Enovis Corp.*	7,960	181,090
Glaukos Corp.*	7,824	842,332
Haemonetics Corp.*	6,572	370,398
ICU Medical, Inc.*	3,377	436,140
Inogen, Inc.*	3,176	19,628
Integer Holdings Corp.*	4,848	426,624
Integra LifeSciences Holdings Corp.*	9,274	87,361
iRadimed Corp.	1,132	108,966
IRhythm Holdings, Inc.*	4,460	526,369
Kestra Medical Technologies Ltd.*	3,747	74,678
KORU Medical Systems, Inc.*	6,492	28,045
Lantheus Holdings, Inc.*	9,149	693,952
LeMaitre Vascular, Inc.	2,922	318,995
LENSAR, Inc.*	1,451	8,648
LivaNova PLC*	7,623	484,518
Lucid Diagnostics, Inc.* (a)	12,803	14,723
Merit Medical Systems, Inc.*	8,174	563,434
Myomo, Inc.* (a)	4,994	3,374
Neogen Corp.*	30,452	282,899

Neuronetics, Inc.* (a)	5,578	8,088
NeuroPace, Inc.*	3,698	48,629
Novocure Ltd.*	14,182	154,584
Omnicell, Inc.*	6,234	208,091
OraSure Technologies, Inc.*	9,491	28,473
Orthofix Medical, Inc.*	5,527	63,395
OrthoPediatrics Corp.*	2,415	38,326
Outset Medical, Inc.*	2,481	9,527
PROCEPT BioRobotics Corp.*	7,441	186,099
Pro-Dex, Inc.*	328	16,111
Pulmonx Corp.*	5,883	7,589
Pulse Biosciences, Inc.*	2,469	53,306
QuidelOrtho Corp.*	9,432	154,968
RxSight, Inc.*	5,395	33,233
Sanara Medtech, Inc.*	435	7,473
SANUWAVE Health, Inc.* (a)	1,076	18,604
Shoulder Innovations, Inc.*	1,439	20,909
SI-BONE, Inc.*	5,515	69,654
Sight Sciences, Inc.*	6,056	22,831
STAAR Surgical Co.*	4,784	89,461
Stereotaxis, Inc.*	8,864	16,310
Strive, Inc. "A"* (a)	7,272	72,865
Tactile Systems Technology, Inc.*	3,058	79,906
Tandem Diabetes Care, Inc.*	9,485	181,827
TransMedics Group, Inc.*	4,700	467,227
Treace Medical Concepts, Inc.*	7,338	9,833
UFP Technologies, Inc.*	1,058	204,829
Utah Medical Products, Inc.	448	27,772
Varex Imaging Corp.*	5,763	61,145
		9,611,442
Health Care Providers & Services 3.0%
Accendra Health, Inc.*	11,285	25,730
AdaptHealth Corp.*	14,181	168,754
Addus HomeCare Corp.*	2,552	238,995
agilon health, Inc.*	1,680	13,289
AirSculpt Technologies, Inc.*	1,452	4,109
Alignment Healthcare, Inc.*	27,361	482,101
AMN Healthcare Services, Inc.*	5,414	99,293
Ardent Health, Inc.*	3,196	27,358
Astrana Health, Inc.*	5,707	139,936
Aveanna Healthcare Holdings, Inc.*	7,609	49,002
BrightSpring Health Services, Inc.*	18,073	770,090
Brookdale Senior Living, Inc.*	32,574	445,612
Castle Biosciences, Inc.*	4,084	100,262
Clover Health Investments Corp.*	56,976	100,278
Community Health Systems, Inc.*	18,154	53,373
Concentra Group Holdings Parent, Inc.	16,409	351,973
CorVel Corp.*	4,056	221,660
Cross Country Healthcare, Inc.*	4,338	40,777
DocGo, Inc.*	13,691	8,613
Enhabit, Inc.*	7,026	98,996
Fulgent Genetics, Inc.*	2,959	47,048
GeneDx Holdings Corp.*	2,657	170,633
Guardant Health, Inc.*	17,388	1,606,130
Guardian Pharmacy Services, Inc. "A"*	3,171	119,420
HealthEquity, Inc.*	11,795	985,708
Hims & Hers Health, Inc.*	28,698	595,770
Innovage Holding Corp.*	2,744	22,007

LifeStance Health Group, Inc.*	23,219	147,905
Lumexa Imaging Holdings, Inc.*	3,522	30,289
Nano-X Imaging Ltd.* (a)	9,837	22,330
National HealthCare Corp.	1,782	284,585
National Research Corp.	1,640	27,847
NeoGenomics, Inc.*	17,990	133,486
Nutex Health, Inc.* (a)	718	68,239
Omada Health, Inc.*	4,635	58,262
Oncology Institute, Inc.*	11,170	34,292
OPKO Health, Inc.*	58,262	66,419
Option Care Health, Inc.*	22,360	601,931
PACS Group, Inc.*	6,167	198,084
Pediatrix Medical Group, Inc.*	11,952	255,653
Privia Health Group, Inc.*	16,250	334,262
Progyny, Inc.*	10,500	178,290
RadNet, Inc.*	9,549	533,694
SBC Medical Group Holdings, Inc.* (a)	1,697	7,093
Select Medical Holdings Corp.	15,016	244,611
Sonida Senior Living, Inc.*	760	24,510
Strata Critical Medical, Inc.* (a)	9,833	41,102
Surgery Partners, Inc.*	10,754	128,188
Talkspace, Inc.*	20,320	105,156
The Ensign Group, Inc.	7,872	1,586,208
The Joint Corp.* (a)	1,134	10,036
The Pennant Group, Inc.*	4,746	144,658
U.S. Physical Therapy, Inc.	2,106	157,866
Viemed Healthcare, Inc.*	4,644	42,771
		12,454,684
Health Care Technology 0.2%
Claritev Corp.* (a)	1,311	21,422
Definitive Healthcare Corp.*	5,418	6,664
Evolent Health, Inc. "A"*	15,342	34,980
Health Catalyst, Inc.*	10,509	13,346
HealthStream, Inc.	3,282	67,970
HeartFlow, Inc.*	2,764	67,248
LifeMD, Inc.* (a)	5,697	20,566
OptimizeRx Corp.*	2,391	15,016
Phreesia, Inc.*	8,221	68,892
Schrodinger, Inc.*	7,826	88,903
Simulations Plus, Inc.*	2,291	27,080
Teladoc Health, Inc.*	24,760	134,942
TruBridge, Inc.*	1,248	18,271
Waystar Holding Corp.*	15,503	373,777
		959,077
Life Sciences Tools & Services 0.4%
10X Genomics, Inc. "A"*	15,769	334,776
Adaptive Biotechnologies Corp.*	20,960	290,925
Alpha Teknova, Inc.*	1,675	4,841
Atlantic International Corp.*	916	2,775
Azenta, Inc.*	5,672	119,849
BioLife Solutions, Inc.*	5,841	111,446
Codexis, Inc.*	12,516	20,401
CryoPort, Inc.*	6,986	57,844
Cytek Biosciences, Inc.*	16,847	73,621
Fortrea Holdings, Inc.*	13,085	123,261
Ginkgo Bioworks Holdings, Inc.* (a)	5,942	36,424
Lifecore Biomedical, Inc.*	4,226	15,721
Maravai LifeSciences Holdings, Inc. "A"*	15,145	42,860

MaxCyte, Inc.*	14,327	10,065
Mesa Laboratories, Inc.	745	65,873
OmniAb, Inc.*	15,832	24,856
Pacific Biosciences of California, Inc.*	39,475	52,107
Personalis, Inc.* (a)	7,034	44,807
Quanterix Corp.*	6,240	21,965
Quantum-Si, Inc.* (a)	23,898	18,497
Standard BioTools, Inc.* (a)	42,021	38,630
		1,511,544
Pharmaceuticals 2.4%
Aardvark Therapeutics, Inc.*	1,901	7,167
Aclaris Therapeutics, Inc.*	12,671	47,516
Alumis, Inc.*	9,596	211,400
Amneal Pharmaceuticals, Inc.*	21,014	261,204
Amphastar Pharmaceuticals, Inc.*	5,003	98,009
Amylyx Pharmaceuticals, Inc.*	12,750	177,225
ANI Pharmaceuticals, Inc.*	2,655	204,169
Aquestive Therapeutics, Inc.* (a)	14,058	58,341
Arvinas, Inc.*	7,755	82,203
Atea Pharmaceuticals, Inc.*	9,981	53,698
Axsome Therapeutics, Inc.*	5,814	982,682
BioAge Labs, Inc.*	4,225	73,895
Biote Corp. "A"*	4,281	5,779
Collegium Pharmaceutical, Inc.*	4,385	145,012
CorMedix, Inc.*	10,677	72,497
Crinetics Pharmaceuticals, Inc.*	13,677	496,749
Definium Therapeutics, Inc.* (a)	13,789	260,612
Edgewise Therapeutics, Inc.*	9,443	297,454
Enliven Therapeutics, Inc.*	5,568	218,266
Esperion Therapeutics, Inc.*	33,536	91,889
Eton Pharmaceuticals, Inc.* (a)	3,631	89,613
Evolus, Inc.*	7,713	31,700
EyePoint, Inc.*	10,852	139,882
Fulcrum Therapeutics, Inc.*	8,341	63,975
Harmony Biosciences Holdings, Inc.*	6,108	171,085
Harrow, Inc.* (a)	4,414	155,638
Indivior Pharmaceuticals, Inc.*	16,972	517,307
Innoviva, Inc.*	10,492	244,464
Journey Medical Corp.* (a)	2,850	13,367
LB Pharmaceuticals, Inc.* (a)	2,689	66,311
LENZ Therapeutics, Inc.* (a)	2,754	25,199
Ligand Pharmaceuticals, Inc.*	2,717	542,449
Liquidia Corp.*	9,174	346,227
Maze Therapeutics, Inc.*	3,704	110,564
MBX Biosciences, Inc.*	3,982	118,863
MediWound Ltd.* (a)	1,337	21,539
Nuvation Bio, Inc.*	33,720	144,659
Ocular Therapeutix, Inc.*	26,307	222,820
Omeros Corp.* (a)	9,449	99,781
Pacira BioSciences, Inc.*	5,705	128,933
Phathom Pharmaceuticals, Inc.*	6,482	72,015
Phibro Animal Health Corp. "A"	2,865	158,463
Prestige Consumer Healthcare, Inc.*	6,715	397,998
Rapport Therapeutics, Inc.*	4,080	127,663
Septerna, Inc.* (a)	2,979	71,585
SIGA Technologies, Inc.	5,645	30,201
Supernus Pharmaceuticals, Inc.*	7,731	399,615
Tarsus Pharmaceuticals, Inc.*	5,541	388,701

Terns Pharmaceuticals, Inc.*	13,416	707,292
Theravance Biopharma, Inc.*	5,363	87,041
Third Harmonic Bio, Inc.* (b)	4,043	0
Trevi Therapeutics, Inc.*	13,378	159,600
Tvardi Therapeutics, Inc.*	715	2,274
WaVe Life Sciences Ltd.*	19,543	141,687
Xeris Biopharma Holdings, Inc.*	22,045	127,861
Zevra Therapeutics, Inc.*	7,788	72,584
		10,044,723
Industrials 17.9%
Aerospace & Defense 2.0%
AAR Corp.*	5,488	600,716
AeroVironment, Inc.*	5,298	969,799
AerSale Corp.*	4,802	29,868
AIRO Group Holdings, Inc.*	2,857	21,727
Archer Aviation, Inc. "A"*	85,195	440,458
Astronics Corp.*	4,380	292,277
Beta Technologies, Inc. "A"* (a)	4,650	68,355
Byrna Technologies, Inc.* (a)	2,461	22,592
Cadre Holdings, Inc.	3,984	122,229
Ducommun, Inc.*	1,941	236,802
Eve Holding, Inc.*	13,081	32,441
Firefly Aerospace, Inc.* (a)	3,188	90,762
Intuitive Machines, Inc.* (a)	15,566	288,905
Kratos Defense & Security Solutions, Inc.*	25,339	1,786,653
Mercury Systems, Inc.*	7,620	555,574
Moog, Inc. "A"	3,943	1,153,880
National Presto Industries, Inc.	726	99,506
Park Aerospace Corp.	2,507	68,642
Red Cat Holdings, Inc.* (a)	14,514	189,988
Redwire Corp.* (a)	14,843	126,166
Satellogic, Inc. "A"*	11,583	63,012
V2X, Inc.*	3,716	254,546
Voyager Technologies, Inc. "A"*	6,709	156,924
VSE Corp.	3,770	695,188
York Space Systems, Inc.* (a)	2,485	55,092
		8,422,102
Air Freight & Logistics 0.1%
Arrive AI, Inc.*	943	752
Forward Air Corp.*	3,062	51,166
Hub Group, Inc. "A"	8,338	300,501
Radiant Logistics, Inc.*	4,917	34,665
		387,084
Building Products 1.5%
American Woodmark Corp.*	2,059	82,010
Apogee Enterprises, Inc.	2,937	98,507
AZZ, Inc.	4,161	520,666
CSW Industrials, Inc.	2,239	583,439
Gibraltar Industries, Inc.*	4,160	165,859
Griffon Corp.	5,400	392,472
Insteel Industries, Inc.	2,662	89,470
Janus International Group, Inc.*	18,895	97,309
JELD-WEN Holding, Inc.*	13,041	16,171
Masterbrand, Inc.*	17,658	146,738
Modine Manufacturing Co.*	7,341	1,590,868
Quanex Building Products Corp.	6,421	115,385

Resideo Technologies, Inc.*	18,087	609,713
Tecnoglass, Inc.	3,779	168,355
UFP Industries, Inc.	8,135	749,396
Zurn Elkay Water Solutions Corp.	21,048	943,792
		6,370,150
Commercial Services & Supplies 1.3%
ABM Industries, Inc.	8,358	321,950
ACCO Brands Corp.	12,031	36,093
ACV Auctions, Inc. "A"*	23,351	99,008
BrightView Holdings, Inc.*	9,870	116,367
Casella Waste Systems, Inc. "A"*	8,806	698,668
Cimpress PLC*	2,377	173,521
CompX International, Inc.	256	5,980
CoreCivic, Inc.*	14,450	273,250
Deluxe Corp.	6,193	170,555
Ennis, Inc.	3,408	72,999
Enviri Corp.*	10,597	207,913
Healthcare Services Group, Inc.*	9,857	182,847
HNI Corp.	9,854	329,025
Interface, Inc.	8,104	201,952
Liquidity Services, Inc.*	3,287	100,484
MillerKnoll, Inc.	9,548	138,064
Mobile Infrastructure Corp.* (a)	2,200	4,928
Montrose Environmental Group, Inc.*	4,615	101,022
NL Industries, Inc.	1,218	7,101
OPENLANE, Inc.*	14,811	431,741
Perma-Fix Environmental Services, Inc.* (a)	2,477	26,479
Pitney Bowes, Inc. (a)	22,573	249,432
Quad Graphics, Inc.	3,827	25,296
The Brink's Co.	5,832	604,370
The GEO Group, Inc.*	18,648	313,473
UniFirst Corp.	2,051	516,011
Vestis Corp.*	12,774	100,404
Virco Mfg. Corp.	1,655	10,129
		5,519,062
Construction & Engineering 2.8%
Ameresco, Inc. "A"*	4,488	114,444
Arcosa, Inc.	6,798	721,540
Argan, Inc.	1,881	1,024,487
Bowman Consulting Group Ltd.*	2,007	57,079
Cardinal Infrastructure Group, Inc. "A"*	1,789	70,943
Centuri Holdings, Inc.*	12,340	360,451
Concrete Pumping Holdings, Inc.*	3,212	22,934
Construction Partners, Inc. "A"*	6,683	742,615
Dycom Industries, Inc.*	4,090	1,385,774
Fluor Corp.*	22,558	1,052,331
Granite Construction, Inc.	6,140	736,063
Great Lakes Dredge & Dock Corp.*	9,259	157,403
IES Holdings, Inc.*	1,266	603,211
Legence Corp. "A"*	5,268	297,431
Limbach Holdings, Inc.*	1,481	115,592
Matrix Service Co.*	3,723	42,740
MYR Group, Inc.*	2,161	610,093
NWPX Infrastructure, Inc.*	1,323	103,009
Orion Group Holdings, Inc.*	5,245	57,170
Primoris Services Corp.	7,581	1,084,386
Southland Holdings, Inc.*	1,694	2,202

Sterling Infrastructure, Inc.*	4,180	1,702,389
Tutor Perini Corp.	6,237	481,434
		11,545,721
Electrical Equipment 3.0%
Allient, Inc.	2,008	118,653
American Superconductor Corp.*	6,448	218,265
Amprius Technologies, Inc.*	16,134	272,019
Array Technologies, Inc.*	21,222	153,435
Atkore, Inc.	4,704	277,113
Bloom Energy Corp. "A"*	30,625	4,149,381
EnerSys	5,153	895,179
Enovix Corp.* (a)	26,931	139,503
Eos Energy Enterprises, Inc.*	43,160	214,074
Fluence Energy, Inc.*	10,002	137,627
Hyliion Holdings Corp.*	17,134	30,156
KULR Technology Group, Inc.* (a)	5,715	13,545
LSI Industries, Inc.	3,812	70,903
NANO Nuclear Energy, Inc.* (a)	5,591	114,504
Net Power, Inc.* (a)	6,044	9,429
Nextpower, Inc. "A"*	20,440	2,464,042
NuScale Power Corp.*	22,262	241,320
Plug Power, Inc.* (a)	185,364	418,923
Powell Industries, Inc.	1,338	723,965
Power Solutions International, Inc.* (a)	1,188	72,325
Preformed Line Products Co.	367	99,365
Shoals Technologies Group, Inc. "A"*	23,613	155,373
SKYX Platforms Corp.*	12,484	13,982
SunPower, Inc.* (a)	11,712	14,874
Sunrun, Inc.*	31,677	429,540
T1 Energy, Inc.*	28,482	125,036
Thermon Group Holdings, Inc.*	4,586	231,134
Vicor Corp.*	3,221	518,581
		12,322,246
Ground Transportation 0.3%
ArcBest Corp.	3,127	307,572
Covenant Logistics Group, Inc.	2,123	57,639
FTAI Infrastructure, Inc.	15,378	75,967
Heartland Express, Inc.	6,192	64,397
Hertz Global Holdings, Inc.*	16,768	77,301
Marten Transport Ltd.	8,080	106,090
PAMT Corp.*	816	6,895
Proficient Auto Logistics, Inc.*	3,577	24,252
RXO, Inc.*	22,771	332,912
Universal Logistics Holdings, Inc.	971	20,527
Werner Enterprises, Inc.	8,082	237,692
		1,311,244
Industrial Conglomerates 0.0%
Brookfield Business Corp. "A" (a)	3,220	101,881
Machinery 3.8%
3D Systems Corp.*	19,716	37,066
Aebi Schmidt Holding AG	5,145	49,958
AirJoule Technologies Corp.*	3,896	9,779
Alamo Group, Inc.	1,439	237,392
Albany International Corp. "A"	4,011	209,414
Alliance Laundry Holdings, Inc.*	6,104	126,597
Astec Industries, Inc.	3,201	172,342

Atmus Filtration Technologies, Inc.	11,545	655,410
Blue Bird Corp.*	4,437	251,977
CECO Environmental Corp.*	4,130	246,065
Chart Industries, Inc.*	6,335	1,309,761
Columbus McKinnon Corp.	4,000	58,120
Douglas Dynamics, Inc.	3,169	133,383
Eastern Co.	846	17,123
Energy Recovery, Inc.*	7,343	73,944
Enerpac Tool Group Corp.	7,400	269,878
Enpro, Inc.	2,961	742,175
ESCO Technologies, Inc.	3,645	1,025,594
Federal Signal Corp.	8,416	910,106
Franklin Electric Co., Inc.	5,434	500,852
Gencor Industries, Inc.*	1,474	22,110
Gorman-Rupp Co.	2,946	183,035
Graham Corp.*	1,459	115,144
Greenbrier Companies, Inc.	4,224	222,394
Helios Technologies, Inc.	4,623	299,154
Hillman Solutions Corp.*	27,646	230,015
Hyster-Yale, Inc.	1,738	56,502
JBT Marel Corp.	7,316	935,497
Kadant, Inc.	1,650	482,377
Kennametal, Inc.	10,684	386,013
L.B. Foster Co. "A"*	1,368	38,167
Lindsay Corp.	1,464	174,318
Luxfer Holdings PLC	3,656	44,530
Mayville Engineering Co., Inc.*	1,824	32,741
Microvast Holdings, Inc.* (a)	27,484	41,226
Miller Industries, Inc.	1,544	70,329
Mueller Water Products, Inc. "A"	21,855	600,794
Omega Flex, Inc.	547	16,979
Palladyne AI Corp.* (a)	4,179	25,367
Park-Ohio Holdings Corp.	1,401	33,680
Proto Labs, Inc.*	3,328	189,763
Richtech Robotics, Inc. "B"* (a)	24,041	50,246
SPX Technologies, Inc.*	6,755	1,350,595
Standex International Corp.	1,691	430,968
Tennant Co.	2,531	168,058
Terex Corp.	15,692	927,397
The Manitowoc Co., Inc.*	4,781	55,699
Titan International, Inc.*	6,779	46,843
Trinity Industries, Inc.	11,270	362,669
Wabash National Corp.	5,710	49,220
Watts Water Technologies, Inc. "A"	3,851	1,117,907
Worthington Enterprises, Inc.	4,391	228,947
		16,025,620
Marine Transportation 0.3%
Costamare Bulkers Holdings Ltd.*	1,337	20,683
Costamare, Inc.	6,181	104,459
Genco Shipping & Trading Ltd.	4,431	99,919
Himalaya Shipping Ltd.*	4,018	53,440
Matson, Inc.	4,316	707,565
Pangaea Logistics Solutions Ltd.	4,089	28,950
Safe Bulkers, Inc.	7,370	46,652
		1,061,668
Passenger Airlines 0.4%
Allegiant Travel Co.*	2,018	163,539
flyExclusive, Inc.* (a)	717	1,620

Frontier Group Holdings, Inc.*	7,920	27,958
JetBlue Airways Corp.*	41,480	183,342
Joby Aviation, Inc.*	82,033	677,592
SkyWest, Inc.*	5,668	520,492
Sun Country Airlines Holdings, Inc.*	7,223	119,324
		1,693,867
Professional Services 1.4%
Alight, Inc. "A"	66,332	38,652
Asure Software, Inc.*	3,257	28,010
Barrett Business Services, Inc.	3,462	101,021
BlackSky Technology, Inc.* (a)	4,449	111,937
CBIZ, Inc.*	6,870	184,459
Conduent, Inc.*	19,656	25,160
CRA International, Inc.	895	144,883
CSG Systems International, Inc.	3,876	309,847
Exponent, Inc.	6,994	456,358
Falcon's Beyond Global, Inc. "A"* (a)	2,592	36,547
First Advantage Corp.*	11,062	130,089
Forrester Research, Inc.*	1,783	10,092
Franklin Covey Co.*	1,318	20,811
HireQuest, Inc.	827	8,253
Huron Consulting Group, Inc.*	2,398	305,721
IBEX Holdings Ltd.*	1,370	36,743
ICF International, Inc.	2,582	168,579
Innodata, Inc.*	4,299	166,027
Insperity, Inc.	5,042	136,336
Kelly Services, Inc. "A"	4,196	37,135
Kforce, Inc.	2,429	71,024
Korn Ferry	7,338	461,927
Legalzoom.com, Inc.*	17,329	98,255
Maximus, Inc.	7,640	489,724
Mistras Group, Inc.*	1,508	22,288
Planet Labs PBC*	37,955	1,060,842
Public Policy Holding Co., Inc. REG S* (a)	571	7,469
RCM Technologies, Inc.*	755	14,451
Resolute Holdings Management, Inc.*	592	96,082
Resources Connection, Inc.	4,162	15,524
Skillsoft Corp.* (a)	693	2,973
Spire Global, Inc.* (a)	4,203	52,874
TIC Solutions, Inc.*	28,265	185,984
TriNet Group, Inc.	4,181	152,314
TrueBlue, Inc.*	4,343	16,981
TTEC Holdings, Inc.* (a)	3,010	7,525
Upwork, Inc.*	17,211	188,633
Verra Mobility Corp.*	22,447	320,768
Willdan Group, Inc.*	1,967	150,594
		5,872,892
Trading Companies & Distributors 1.0%
Alta Equipment Group, Inc.	2,593	13,924
BlueLinx Holdings, Inc.*	1,076	58,298
Boise Cascade Co.	5,188	393,510
Custom Truck One Source, Inc.*	8,326	54,702
Distribution Solutions Group, Inc.*	1,367	35,870
DNOW, Inc.*	26,139	311,316
DXP Enterprises, Inc.*	1,822	254,588
EVI Industries, Inc.	948	19,510
GATX Corp.	5,034	859,505
Global Industrial Co.	2,024	63,797

Herc Holdings, Inc.	4,574	455,342
Hudson Technologies, Inc.*	5,496	32,316
Karat Packaging, Inc.	1,174	32,778
McGrath RentCorp.	3,450	380,466
NPK International, Inc.*	11,468	166,171
Rush Enterprises, Inc. "A"	8,546	564,976
Rush Enterprises, Inc. "B"	1,203	77,413
Titan Machinery, Inc.*	2,907	48,605
Transcat, Inc.*	1,275	93,649
Willis Lease Finance Corp.	394	67,082
Xometry, Inc. "A"*	6,163	251,697
		4,235,515
Transportation Infrastructure 0.0%
Sky Harbour Group Corp.* (a)	2,932	28,235
Information Technology 13.9%
Communications Equipment 1.2%
ADTRAN Holdings, Inc.*	10,350	130,203
Applied Optoelectronics, Inc.*	9,257	783,050
Aviat Networks, Inc.*	1,627	36,786
BK Technologies Corp.*	399	29,777
Calix, Inc.*	8,455	414,210
Clearfield, Inc.*	1,574	41,664
Digi International, Inc.*	5,230	252,086
Extreme Networks, Inc.*	18,658	281,363
Harmonic, Inc.*	15,471	138,930
Inseego Corp.*	1,900	21,128
NETGEAR, Inc.*	3,919	85,591
NetScout Systems, Inc.*	9,777	310,811
Ribbon Communications, Inc.*	12,817	27,172
Viasat, Inc.*	17,307	792,661
Viavi Solutions, Inc.*	32,307	1,075,177
Vistance Networks, Inc.*	30,566	556,301
		4,976,910
Electronic Equipment, Instruments & Components 3.6%
908 Devices, Inc.* (a)	4,125	25,245
Advanced Energy Industries, Inc.	5,283	1,704,877
Aeva Technologies, Inc.*	5,563	73,209
Arlo Technologies, Inc.*	14,262	202,948
Badger Meter, Inc.	4,156	633,167
Bel Fuse, Inc. "A"	222	40,004
Bel Fuse, Inc. "B"	1,457	288,457
Belden, Inc.	5,483	629,613
Benchmark Electronics, Inc.	4,950	277,497
Climb Global Solutions, Inc.	2,152	42,653
CTS Corp.	4,024	192,186
Daktronics, Inc.*	5,468	106,899
ePlus, Inc.	3,686	277,372
Evolv Technologies Holdings, Inc.*	21,728	131,454
Fabrinet*	5,061	2,639,413
Frequency Electronics, Inc.*	934	41,339
Insight Enterprises, Inc.*	4,117	275,880
Itron, Inc.*	6,364	570,405
Kimball Electronics, Inc.*	3,374	79,930
Knowles Corp.*	11,946	306,773
Methode Electronics, Inc.	4,492	24,796
MicroVision, Inc.* (a)	44,638	28,622

Mirion Technologies, Inc.*	33,578	624,215
M-Tron Industries, Inc.* (a)	380	25,403
Napco Security Technologies, Inc.	4,837	190,530
Neonode, Inc.*	1,607	2,250
nLight, Inc.*	6,670	380,323
Novanta, Inc.*	5,055	597,046
OSI Systems, Inc.*	2,204	585,184
Ouster, Inc.*	7,851	144,223
PC Connection, Inc.	1,538	89,912
Plexus Corp.*	3,727	754,867
Powerfleet, Inc. NJ*	17,583	54,156
Richardson Electronics Ltd.	1,617	17,706
Rogers Corp.*	2,525	271,008
Sanmina Corp.*	7,477	969,318
ScanSource, Inc.*	3,041	110,388
TTM Technologies, Inc.*	14,343	1,397,295
Vishay Intertechnology, Inc.	16,975	305,550
Vishay Precision Group, Inc.*	1,677	72,815
Vuzix Corp.* (a)	9,804	22,647
		15,207,575
IT Services 0.7%
Applied Digital Corp.* (a)	33,292	790,352
ASGN, Inc.*	5,807	224,789
Backblaze, Inc. "A"*	8,293	28,611
BigBear.ai Holdings, Inc.*	60,337	212,386
Commerce.com, Inc.*	10,047	26,826
Crexendo, Inc.*	2,236	13,796
CSP, Inc.	1,064	9,204
DigitalOcean Holdings, Inc.*	10,666	914,930
Fastly, Inc. "A"*	19,809	575,650
Grid Dynamics Holdings, Inc.*	9,172	52,280
Information Services Group, Inc.	5,366	20,605
Rackspace Technology, Inc.* (a)	12,722	12,465
The Hackett Group, Inc.	3,541	46,068
TSS, Inc.* (a)	3,099	40,318
Tucows, Inc. "A"*	1,013	17,383
Unisys Corp.*	10,200	21,114
VTEX "A"*	7,429	29,716
Whitefiber, Inc.* (a)	1,597	19,020
		3,055,513
Semiconductors & Semiconductor Equipment 3.4%
ACM Research, Inc. "A"*	7,197	283,202
Aehr Test Systems*	4,087	151,546
Aeluma, Inc.* (a)	1,919	25,120
Alpha & Omega Semiconductor Ltd.*	3,555	78,779
Ambarella, Inc.*	5,785	297,783
Ambiq Micro, Inc.*	2,526	64,186
Atomera, Inc.* (a)	4,516	17,206
Axcelis Technologies, Inc.*	4,353	405,177
Blaize Holdings, Inc.* (a)	11,082	20,169
CEVA, Inc.*	3,681	68,761
Cohu, Inc.*	6,402	196,029
Credo Technology Group Holding Ltd.*	22,614	2,122,776
Diodes, Inc.*	6,440	439,594
FormFactor, Inc.*	10,912	1,058,355
Ichor Holdings Ltd.*	4,760	221,864
Impinj, Inc.*	3,932	403,816
indie Semiconductor, Inc. "A"* (a)	27,628	88,962

Kopin Corp.* (a)	23,840	53,640
Kulicke & Soffa Industries, Inc.	7,153	470,095
MaxLinear, Inc.*	11,417	198,542
Navitas Semiconductor Corp.* (a)	28,458	249,577
NVE Corp.	679	44,475
PDF Solutions, Inc.*	4,473	146,312
Penguin Solutions, Inc.*	7,254	127,670
Photronics, Inc.*	7,945	321,057
Power Integrations, Inc.	7,726	395,571
Rambus, Inc.*	15,112	1,300,085
Rigetti Computing, Inc.*	45,753	642,372
Semtech Corp.*	13,045	1,003,030
Silicon Laboratories, Inc.*	4,567	950,621
SiTime Corp.*	3,153	1,088,889
SkyWater Technology, Inc.*	4,972	136,283
Synaptics, Inc.*	5,458	382,278
Ultra Clean Holdings, Inc.*	6,254	388,874
Veeco Instruments, Inc.*	8,315	281,546
		14,124,242
Software 4.4%
8x8, Inc.*	19,767	32,813
A10 Networks, Inc.	10,066	232,726
ACI Worldwide, Inc.*	14,472	593,497
Adeia, Inc.	15,295	367,539
Agilysys, Inc.*	3,616	257,242
Airship AI Holdings, Inc.* (a)	3,055	6,904
Alarm.com Holdings, Inc.*	6,687	288,812
Alkami Technology, Inc.*	9,619	150,730
Amplitude, Inc. "A"*	13,646	93,066
Appian Corp. "A"*	5,507	132,774
Arteris, Inc.*	4,241	69,722
Asana, Inc. "A"*	12,425	79,520
AudioEye, Inc.*	1,160	7,389
AvePoint, Inc.*	21,124	200,889
Bit Digital, Inc.* (a)	45,678	59,838
Bitdeer Technologies Group "A"* (a)	17,115	148,045
Blackbaud, Inc.*	5,264	203,243
BlackLine, Inc.*	6,943	256,891
Blend Labs, Inc. "A"*	28,222	47,977
Box, Inc. "A"*	19,651	464,550
Braze, Inc. "A"*	12,281	289,954
C3.ai, Inc. "A"* (a)	18,063	152,091
Cerence, Inc.*	6,129	38,674
Chaince Digital Holdings, Inc.* (a)	5,266	20,959
Cipher Digital, Inc.*	45,443	584,851
Cleanspark, Inc.* (a)	35,373	301,024
Clear Secure, Inc. "A"	12,359	598,299
Clearwater Analytics Holdings, Inc. "A"*	39,073	924,077
Commvault Systems, Inc.*	6,189	482,061
Consensus Cloud Solutions, Inc.*	2,697	64,027
Core Scientific, Inc.*	40,647	608,079
CS Disco, Inc.*	3,541	13,527
Daily Journal Corp.*	180	86,821
Digimarc Corp.* (a)	2,398	11,774
Digital Turbine, Inc.*	14,960	43,085
Domo, Inc. "B"*	4,919	15,052
D-Wave Quantum, Inc.* (a)	51,203	738,859
eGain Corp.*	2,226	17,563

EverCommerce, Inc.* (a)	1,951	22,300
Expensify, Inc. "A"*	9,159	7,967
Five9, Inc.*	10,912	165,535
Freshworks, Inc. "A"*	29,232	234,733
Hut 8 Corp.*	13,727	643,934
I3 Verticals, Inc. "A"* (a)	3,092	69,137
Intapp, Inc.*	7,922	203,516
InterDigital, Inc.	3,630	1,096,260
Kaltura, Inc.*	10,446	12,744
Life360, Inc.* (a)	2,949	120,378
LiveRamp Holdings, Inc.*	8,743	231,864
MARA Holdings, Inc.* (a)	53,092	433,231
Mitek Systems, Inc.*	6,254	84,429
N-able, Inc.*	10,178	47,531
NCR Voyix Corp.*	19,334	122,384
NextNav, Inc.*	13,270	212,585
ON24, Inc.*	5,192	42,055
OneSpan, Inc.	5,359	56,430
Ooma, Inc.*	3,436	49,994
Pagaya Technologies Ltd. "A"* (a)	8,407	97,942
PagerDuty, Inc.*	12,182	75,650
PAR Technology Corp.*	5,553	74,022
Porch Group, Inc.*	12,360	88,621
Progress Software Corp.*	5,850	150,053
Q2 Holdings, Inc.*	8,702	411,605
Qualys, Inc.*	5,043	443,028
Rapid7, Inc.*	9,006	49,623
Red Violet, Inc.*	1,602	55,429
ReposiTrak, Inc. (a)	1,682	12,783
Rezolve AI PLC* (a)	31,021	79,414
Rimini Street, Inc.*	7,385	24,223
Riot Platforms, Inc.*	48,821	603,428
Sapiens International Corp. NV*	4,738	206,103
SEMrush Holdings, Inc. "A"*	6,551	78,219
Silvaco Group, Inc.*	1,082	7,661
SoundHound AI, Inc. "A"*	54,208	372,409
SoundThinking, Inc.*	1,538	10,182
Sprinklr, Inc. "A"*	16,113	96,678
Sprout Social, Inc. "A"*	7,433	42,368
SPS Commerce, Inc.*	5,322	296,276
Telos Corp.*	7,062	29,590
Tenable Holdings, Inc.*	16,565	280,197
Terawulf, Inc.*	43,368	625,800
Varonis Systems, Inc.*	16,258	349,059
Vertex, Inc. "A"*	9,778	116,260
Via Transportation, Inc. "A"*	1,530	22,950
Viant Technology, Inc. "A"*	2,037	22,814
Weave Communications, Inc.*	8,941	41,307
WM Technology, Inc.*	13,563	8,930
Workiva, Inc.*	7,110	423,969
Xperi, Inc.*	6,668	37,341
Yext, Inc.*	12,344	47,401
Zeta Global Holdings Corp. "A"*	29,450	468,844
		18,292,130
Technology Hardware, Storage & Peripherals 0.6%
Corsair Gaming, Inc.*	6,856	38,051
CPI Card Group, Inc.*	954	13,842
Diebold Nixdorf, Inc.*	3,392	255,892

Eastman Kodak Co.*	8,757	79,251
GPGI, Inc. "A"	24,907	425,910
Immersion Corp.	4,233	23,112
IonQ, Inc.* (a)	48,328	1,393,296
Quantum Computing, Inc.* (a)	28,189	193,095
Turtle Beach Corp.*	2,236	22,673
Xerox Holding Corp. (a)	16,900	21,801
		2,466,923
Materials 4.8%
Chemicals 1.6%
AdvanSix, Inc.	3,717	90,695
American Vanguard Corp.*	4,134	10,294
Arq, Inc.*	4,783	12,244
Ascent Industries Co.*	1,212	16,132
ASP Isotopes, Inc.* (a)	15,880	70,190
Aspen Aerogels, Inc.*	9,132	31,231
Avient Corp.	12,850	466,455
Balchem Corp.	4,600	779,608
Cabot Corp.	7,306	550,215
Chemours Co.	21,085	464,502
Core Molding Technologies, Inc.*	1,106	24,774
Ecovyst, Inc.*	15,917	204,693
Flotek Industries, Inc.*	1,990	33,770
H.B. Fuller Co.	7,650	471,852
Hawkins, Inc.	2,731	419,482
Ingevity Corp.*	5,034	358,572
Innospec, Inc.	3,462	252,795
Intrepid Potash, Inc.*	1,496	63,984
Koppers Holdings, Inc.	2,697	104,320
Kronos Worldwide, Inc.	3,387	22,253
LSB Industries, Inc.*	7,647	113,940
Mativ Holdings, Inc.	7,722	67,181
Minerals Technologies, Inc.	4,408	312,615
Orion SA	7,566	49,179
Perimeter Solutions, Inc.*	19,490	475,946
PureCycle Technologies, Inc.* (a)	18,109	93,986
Quaker Chemical Corp.	1,911	237,403
Rayonier Advanced Materials, Inc.*	9,015	99,796
Sensient Technologies Corp.	5,922	511,898
Solesence, Inc.* (a)	2,884	2,736
Stepan Co.	3,003	150,090
Tronox Holdings PLC	16,857	164,693
Valhi, Inc.	368	5,262
		6,732,786
Construction Materials 0.2%
Knife River Corp.*	8,009	653,935
Smith-Midland Corp.*	419	13,630
Titan America SA* (a)	3,444	51,591
United States Lime & Minerals, Inc.	1,516	198,005
		917,161
Containers & Packaging 0.2%
Ardagh Metal Packaging SA	19,422	78,659
Greif, Inc. "A"	3,378	226,562
Greif, Inc. "B"	631	55,238
Myers Industries, Inc.	5,225	110,666
O-I Glass, Inc.*	21,477	225,723

Ranpak Holdings Corp.*	6,787	24,230
TriMas Corp.	4,467	160,544
		881,622
Metals & Mining 2.7%
Alpha Metallurgical Resources, Inc.*	1,614	331,306
American Battery Technology Co.* (a)	16,838	46,978
Caledonia Mining Corp. PLC	2,354	53,177
Century Aluminum Co.*	7,973	467,935
Coeur Mining, Inc.*	143,105	2,686,081
Commercial Metals Co.	15,585	957,387
Compass Minerals International, Inc.*	4,389	102,483
Constellium SE*	19,196	471,838
Contango Silver & Gold, Inc.*	2,948	55,275
Critical Metals Corp.* (a)	8,179	64,941
Dakota Gold Corp.*	12,571	63,484
Ferroglobe PLC	16,659	68,635
Friedman Industries, Inc.	1,022	18,110
Hecla Mining Co.	89,060	1,659,188
Idaho Strategic Resources, Inc.*	2,136	68,608
Ivanhoe Electric, Inc.*	14,922	176,378
Kaiser Aluminum Corp.	2,237	269,581
Lifezone Holdings Ltd.* (a)	4,236	14,233
Materion Corp.	2,901	419,630
Metallus, Inc.*	5,213	85,180
NioCorp Developments Ltd.*	16,474	73,474
Novagold Resources, Inc.*	39,386	353,686
Perpetua Resources Corp.*	12,165	342,080
Ramaco Resources, Inc. "A"* (a)	5,923	91,570
Ryerson Holding Corp.	6,126	137,712
SSR Mining, Inc.*	28,533	838,870
SunCoke Energy, Inc.	12,202	79,435
Tredegar Corp.*	3,715	29,534
U.S. Antimony Corp.* (a)	16,589	144,822
U.S. Gold Corp.* (a)	1,906	28,952
U.S. Goldmining, Inc.* (a)	321	3,733
USA Rare Earth, Inc.* (a)	25,821	390,801
Vox Royalty Corp.	8,296	43,471
Warrior Met Coal, Inc.	7,300	679,995
Worthington Steel, Inc.	4,580	139,003
		11,457,566
Paper & Forest Products 0.1%
Clearwater Paper Corp.*	2,135	30,701
Magnera Corp.*	4,445	42,272
Sylvamo Corp.	4,639	195,951
		268,924
Real Estate 5.2%
Diversified REITs 0.5%
AH Realty Trust, Inc.	11,029	60,660
Alpine Income Property Trust, Inc.	1,903	34,254
American Assets Trust, Inc.	7,228	133,067
Broadstone Net Lease, Inc.	26,600	485,982
CTO Realty Growth, Inc.	4,423	81,781
Essential Properties Realty Trust, Inc.	27,852	845,587
Gladstone Commercial Corp.	6,756	77,221
Global Net Lease, Inc.	27,674	259,029

Modiv Industrial, Inc.	1,431	20,492
NexPoint Diversified Real Estate Trust	5,469	25,540
		2,023,613
Health Care REITs 1.0%
American Healthcare REIT, Inc.	25,055	1,181,594
CareTrust REIT, Inc.	31,514	1,154,988
Chiron Real Estate, Inc.	1,760	58,221
Community Healthcare Trust, Inc.	3,932	62,480
Diversified Healthcare Trust	30,705	203,881
LTC Properties, Inc.	6,639	246,705
National Health Investors, Inc.	6,595	533,272
Sabra Health Care REIT, Inc.	34,933	671,762
Sila Realty Trust, Inc.	7,774	184,088
Strawberry Fields REIT, Inc.	1,086	12,923
Universal Health Realty Income Trust	1,794	72,603
		4,382,517
Hotel & Resort REITs 0.5%
Apple Hospitality REIT, Inc. (a)	31,515	362,738
Braemar Hotels & Resorts, Inc.	7,132	16,831
Chatham Lodging Trust (a)	6,394	50,321
DiamondRock Hospitality Co.	28,405	266,155
Pebblebrook Hotel Trust (a)	15,676	197,988
RLJ Lodging Trust	17,237	127,899
Ryman Hospitality Properties, Inc.	8,652	798,320
Service Properties Trust	21,478	29,103
Summit Hotel Properties, Inc.	15,282	67,546
Sunstone Hotel Investors, Inc.	25,366	228,548
Xenia Hotels & Resorts, Inc.	13,238	196,319
		2,341,768
Industrial REITs 0.4%
Industrial Logistics Properties Trust	7,696	43,713
Innovative Industrial Properties, Inc.	3,884	194,822
LXP Industrial Trust	8,201	379,378
One Liberty Properties, Inc.	2,547	54,659
Terreno Realty Corp.	14,320	879,534
		1,552,106
Office REITs 0.4%
Brandywine Realty Trust	23,765	64,403
COPT Defense Properties	15,973	488,774
Douglas Emmett, Inc.	22,585	212,751
Easterly Government Properties, Inc.	6,015	128,901
Empire State Realty Trust, Inc. "A"	19,748	102,690
Franklin Street Properties Corp.	11,718	7,787
Hudson Pacific Properties, Inc. *	7,611	44,981
JBG SMITH Properties	8,310	121,409
NET Lease Office Properties	2,213	25,494
Peakstone Realty Trust	5,236	109,380
Piedmont Realty Trust, Inc. "A" *	17,257	113,378
Postal Realty Trust, Inc. "A"	3,499	64,941
SL Green Realty Corp.	10,038	370,804
		1,855,693
Real Estate Management & Development 0.6%
American Realty Investors, Inc.*	207	3,198
Compass, Inc. "A"*	89,892	657,110
Cushman & Wakefield Ltd.*	32,353	396,648
Douglas Elliman, Inc.*	11,207	18,379

eXp World Holdings, Inc.	12,642	75,726
Forestar Group, Inc.*	2,666	65,157
FRP Holdings, Inc.*	1,558	34,089
Kennedy-Wilson Holdings, Inc.	16,917	183,042
Logistic Properties Of The Americas "A"* (a)	479	1,581
Marcus & Millichap, Inc.	3,410	90,672
Maui Land & Pineapple Co., Inc.*	1,024	15,759
Newmark Group, Inc. "A"	21,218	318,058
RE/MAX Holdings, Inc. "A"*	2,855	16,445
Real Brokerage, Inc.*	20,004	50,010
Seaport Entertainment Group, Inc.*	1,005	21,587
Stratus Properties, Inc.*	909	27,743
Tejon Ranch Co.*	2,896	54,561
The RMR Group, Inc. "A"	2,151	33,276
The St. Joe Co.	5,332	334,850
Transcontinental Realty Investors, Inc. *	148	5,162
		2,403,053
Residential REITs 0.3%
BRT Apartments Corp.	1,571	20,957
Centerspace	2,350	135,007
Clipper Realty, Inc.	2,020	6,100
Independence Realty Trust, Inc.	33,637	500,855
NexPoint Residential Trust, Inc.	3,205	80,125
UMH Properties, Inc.	11,176	161,270
Veris Residential, Inc.	11,095	209,363
		1,113,677
Retail REITs 1.2%
Acadia Realty Trust	18,493	353,586
Alexander's, Inc.	309	72,986
CBL & Associates Properties, Inc.	2,580	99,149
Curbline Properties Corp.	13,608	350,950
FrontView REIT, Inc.	2,928	45,296
Getty Realty Corp.	7,592	241,426
Inventrust Properties Corp.	10,878	331,344
Kite Realty Group Trust	30,452	747,597
NETSTREIT Corp. (a)	11,793	222,062
Phillips Edison & Co., Inc.	17,703	662,446
Saul Centers, Inc.	1,766	57,536
SITE Centers Corp.	6,844	36,958
Tanger, Inc.	15,937	541,539
The Macerich Co.	35,988	680,173
Urban Edge Properties	17,826	356,164
Whitestone REIT	6,294	101,648
		4,900,860
Specialized REITs 0.3%
Farmland Partners, Inc.	5,361	60,204
Four Corners Property Trust, Inc.	14,840	350,966
Gladstone Land Corp.	4,797	48,929
Outfront Media, Inc.	20,721	549,106
Safehold, Inc.	7,973	107,875
Smartstop Self Storage REIT, Inc.	7,763	235,064
		1,352,144
Utilities 3.0%
Electric Utilities 0.9%
Genie Energy Ltd. "B"	2,907	41,105

Hawaiian Electric Industries, Inc.*	22,871	339,406
MGE Energy, Inc.	5,181	400,440
Oklo, Inc.* (a)	17,091	847,543
Otter Tail Corp.	5,399	473,870
Portland General Electric Co.	15,877	837,829
TXNM Energy, Inc.	14,114	825,104
		3,765,297
Gas Utilities 1.1%
Brookfield Infrastructure Corp. "A"	16,863	666,426
Chesapeake Utilities Corp.	3,271	413,356
New Jersey Resources Corp.	14,165	777,942
Northwest Natural Holding Co.	5,845	311,071
ONE Gas, Inc.	8,399	723,406
RGC Resources, Inc.	1,131	24,939
Southwest Gas Holdings, Inc.	9,616	835,630
Spire, Inc.	8,182	740,798
		4,493,568
Independent Power & Renewable Electricity Producers 0.2%
Hallador Energy Co.*	4,730	77,004
Montauk Renewables, Inc.*	10,307	11,853
Ormat Technologies, Inc.	8,553	957,252
		1,046,109
Multi-Utilities 0.5%
Avista Corp.	11,403	457,716
Black Hills Corp.	10,670	740,604
Northwestern Energy Group, Inc.	8,655	570,711
Unitil Corp.	2,466	128,824
		1,897,855
Water Utilities 0.3%
American States Water Co.	5,425	410,239
Cadiz, Inc.*	7,742	38,013
California Water Service Group	8,394	380,584
Consolidated Water Co., Ltd.	2,102	69,618
Global Water Resources, Inc.	2,152	16,334
H2O America	4,670	273,989
Middlesex Water Co.	2,548	132,623
Pure Cycle Corp.*	2,961	29,788
York Water Co.	2,032	61,874
		1,413,062
Total Common Stocks (Cost $330,917,797)		411,218,472

Other Investments 0.0%
Health Care 0.0%
Life Sciences Tools & Services 0.0%
OmniAb, Inc. $12.50 Earnout* (b) (c)	862	0
OmniAb, Inc. $15.00 Earnout* (b) (c)	862	0
Total Other Investments (Cost $0)		0

Rights 0.0%
Health Care 0.0%
Aduro Biotech, Inc.* (b)	2,328	0
Cartesian Therapeutics, Inc.* (b)	17,902	3,223
Chinook Therapeutics, Inc.* (b)	8,604	0
GTX, Inc.* (a) (b)	123	252

Inhibrx, Inc.* (b)	5,183	3,356
Tobira Therapeutics, Inc.* (b)	1,687	101
		6,932
Information Technology 0.0%
M-Tron Industries, Inc.,*	380	798
Total Rights (Cost $6,540)		7,730

Warrants 0.0%
Health Care
Pulse Biosciences, Inc., Expiration Date 6/27/2029* (b) (Cost $0)	278	2,197

	Principal Amount ($)	Value ($)

Government & Agency Obligations 0.1%
U.S. Treasury Obligations
U.S. Treasury Bills, 3.564% (d), 5/7/2026 (e) (Cost $630,718)	633,000	630,694

	Shares	Value ($)

Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (f) (g) (Cost $15,733,487)	15,733,487	15,733,487

Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (f) (Cost $6,957,546)	6,957,546	6,957,546

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $354,246,088)	103.7	434,550,126
Other Assets and Liabilities, Net	(3.7)	(15,469,322)
Net Assets	100.0	419,080,804
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2026 are as follows:
Value ($) at 12/31/2025	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2026	Value ($) at 3/31/2026
Securities Lending Collateral 3.8%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 3.55% (f) (g)
24,102,381	—	8,368,894 (h)	—	—	50,581	—	15,733,487	15,733,487
Cash Equivalents 1.7%
DWS Central Cash Management Government Fund, 3.66% (f)
3,222,847	34,344,622	30,609,923	—	—	39,294	—	6,957,546	6,957,546
27,325,228	34,344,622	38,978,817	—	—	89,875	—	22,691,033	22,691,033

*	Non-income producing security.
(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2026 amounted to $17,879,934, which is 4.3% of net assets.

(b)	Investment was valued using significant unobservable inputs.

(c)
Earnout Shares: Will vest based upon the achievement of certain volume-weighted average trading prices (VWAP) for shares of
OmniAb Inc. Earnout Shares are not transferrable until the vesting condition for the applicable tranche of Earnout Shares has been achieved.

(d)	Annualized yield at time of purchase; not a coupon rate.
(e)	At March 31, 2026, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(f)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(g)
Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates. In addition, the Fund held non-cash U.S. Treasury securities collateral having a value of $1,860,738.

(h)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2026.

REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
At March 31, 2026, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
Russell E-Mini 2000 Index	USD	6/18/2026	65	8,150,128	8,164,650	14,522
Currency Abbreviation(s)

USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2026 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$10,566,042	$—	$—	$10,566,042
Consumer Discretionary	34,476,859	—	—	34,476,859
Consumer Staples	7,459,622	—	—	7,459,622
Energy	27,647,933	—	—	27,647,933
Financials	70,337,722	—	0	70,337,722
Health Care	72,910,333	—	0	72,910,333
Industrials	74,897,287	—	—	74,897,287
Information Technology	57,917,190	206,103	—	58,123,293
Materials	20,258,059	—	—	20,258,059
Real Estate	21,925,431	—	—	21,925,431
Utilities	12,615,891	—	—	12,615,891
Other Investments	—	—	0	0
Rights	798	—	6,932	7,730
Warrants	—	—	2,197	2,197
Government & Agency Obligations	—	630,694	—	630,694
Short-Term Investments (a)	22,691,033	—	—	22,691,033
Derivatives (b)
Futures Contracts	14,522	—	—	14,522
Total	$433,718,722	$836,797	$9,129	$434,564,648

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
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